UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT              MAY 31, 2013

Emerging Markets Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWMIX	4.68%	20.05%	-3.44%	14.01%	7.18%	9/30/97
MSCI Emerging Markets Growth Index	—	2.97%	17.93%	-1.45%	14.00%	N/A(2)	—
Institutional Class	AMKIX	4.78%	20.23%	-3.27%	14.20%	11.04%	1/28/99
A Class(3) No sales charge* With sales charge*	AEMMX	4.57% -1.40%	19.65% 12.79%	-3.66% -4.78%	13.74% 13.07%	8.69% 8.23%	5/12/99
C Class No sales charge* With sales charge*	ACECX	4.17% 3.17%	18.72% 18.72%	-4.41% -4.41%	12.89% 12.89%	10.12% 10.12%	12/18/01
R Class	AEMRX	4.37%	19.31%	-3.93%	—	-3.88%	9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available January 2001.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.75%	1.55%	2.00%	2.75%	2.25%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
Samsung Electronics Co. Ltd.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Tencent Holdings Ltd.	2.7%
ITC Ltd.	2.1%
Itau Unibanco Holding SA ADR	2.1%
Sberbank of Russia	2.0%
Ping An Insurance Group Co. H Shares	2.0%
Naspers Ltd. N Shares	1.9%
China Overseas Land & Investment Ltd.	1.8%
Magnit OJSC GDR	1.7%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.7%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	1.0%

Investments by Country	% of net assets
China	15.9%
Taiwan	12.4%
South Korea	11.6%
Brazil	10.3%
Russia	7.0%
India	6.5%
Mexico	5.7%
South Africa	5.5%
Thailand	4.4%
Indonesia	4.4%
Turkey	4.3%
Hong Kong	2.4%
Other Countries	8.3%
Cash and Equivalents*	1.3%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,046.80	$8.73	1.71%
Institutional Class	$1,000	$1,047.80	$7.71	1.51%
A Class	$1,000	$1,045.70	$10.00	1.96%
C Class	$1,000	$1,041.70	$13.79	2.71%
R Class	$1,000	$1,043.70	$11.26	2.21%
Hypothetical
Investor Class	$1,000	$1,016.41	$8.60	1.71%
Institutional Class	$1,000	$1,017.40	$7.59	1.51%
A Class	$1,000	$1,015.16	$9.85	1.96%
C Class	$1,000	$1,011.42	$13.59	2.71%
R Class	$1,000	$1,013.91	$11.10	2.21%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.7%
BRAZIL — 10.3%
Anhanguera Educacional Participacoes SA	1,150,500	$7,042,233
BR Malls Participacoes SA	249,600	2,547,510
BR Properties SA	223,100	2,151,002
Brazil Pharma SA	410,200	2,394,014
CCR SA	516,600	4,669,612
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	91,080	4,477,493
Cia de Bebidas das Americas Preference Shares ADR	62,516	2,379,984
Grupo BTG Pactual	163,400	2,507,684
Hypermarcas SA	578,900	4,567,845
Itau Unibanco Holding SA ADR	670,746	10,088,014
Klabin SA Preference Shares	524,400	3,109,478
Marcopolo SA Preference Shares	731,700	4,553,908
		50,488,777
CHILE — 0.7%
SACI Falabella	313,241	3,556,858
CHINA — 15.9%
Brilliance China Automotive Holdings Ltd.(1)	2,896,000	3,293,990
China Communications Construction Co. Ltd. H Shares	2,943,000	2,727,002
China Liansu Group Holdings Ltd.	4,676,000	2,662,694
China Overseas Land & Investment Ltd.	2,946,000	8,637,681
China Railway Construction Corp. Ltd. H Shares	4,896,000	4,797,350
CNOOC Ltd.	3,230,000	5,679,437
ENN Energy Holdings Ltd.	726,000	4,076,280
Haier Electronics Group Co. Ltd.(1)	3,144,000	5,577,166
Hengan International Group Co. Ltd.	556,500	6,151,983
Industrial & Commercial Bank of China Ltd. H Shares	8,708,645	6,091,603
Kunlun Energy Co. Ltd.	2,888,000	5,502,041
Ping An Insurance Group Co. H Shares	1,312,500	9,620,423
Tencent Holdings Ltd.	335,000	13,230,254
		78,047,904
HONG KONG — 2.4%
AAC Technologies Holdings, Inc.	1,059,000	5,974,474
Xinyi Glass Holdings Ltd.	6,716,000	5,779,437
		11,753,911
INDIA — 6.5%
HDFC Bank Ltd.	604,789	7,500,034
ICICI Bank Ltd. ADR	128,848	5,794,295
ITC Ltd.	1,696,374	10,188,468
Tata Global Beverages Ltd.	1,001,074	2,585,655
Tata Motors Ltd.	1,069,965	5,888,116
		31,956,568
INDONESIA — 4.4%
PT AKR Corporindo Tbk	7,230,500	3,940,660
PT Bank Rakyat Indonesia (Persero) Tbk	5,415,000	4,908,190
PT Matahari Department Store Tbk(1)	3,869,000	5,134,910
PT Semen Gresik (Persero) Tbk	4,036,000	7,394,410
		21,378,170
MALAYSIA — 1.2%
Axiata Group Bhd	2,612,500	5,713,679
MEXICO — 5.7%
Alfa SAB de CV, Series A	1,128,925	2,672,508
Alsea SAB de CV	1,670,307	4,682,206
Cemex SAB de CV ADR(1)	461,922	5,312,103
Fomento Economico Mexicano SAB de CV ADR	31,768	3,449,687
Grupo Financiero Banorte SAB de CV	566,876	3,623,978
Grupo Mexico SAB de CV	826,736	2,736,755
Promotora y Operadora de Infraestructura SAB de CV(1)	594,275	5,422,688
		27,899,925
PANAMA — 1.0%
Copa Holdings SA Class A	36,703	4,819,838
PERU — 1.8%
Credicorp Ltd.	33,944	4,671,373
Southern Copper Corp.	136,513	4,252,380
		8,923,753
PHILIPPINES — 0.5%
Bloomberry Resorts Corp.(1)	7,548,800	2,156,303
POLAND — 1.7%
Eurocash SA	232,485	4,611,051
Powszechny Zaklad Ubezpieczen SA	26,349	3,666,650
		8,277,701

8

Shares	Value

RUSSIA — 7.0%
Eurasia Drilling Co. Ltd. GDR	130,265	$5,347,037
Magnit OJSC GDR	154,581	8,318,037
Mail.ru Group Ltd. GDR	121,075	3,372,480
Mobile Telesystems OJSC ADR	194,641	3,750,732
NovaTek OAO GDR	35,352	3,928,694
Sberbank of Russia	3,162,252	9,737,279
		34,454,259
SOUTH AFRICA — 5.5%
Aspen Pharmacare Holdings Ltd.	252,008	5,192,397
Clicks Group Ltd.	512,951	3,030,547
Discovery Holdings Ltd.	708,526	5,690,670
Mr Price Group Ltd.	263,540	3,340,747
Naspers Ltd. N Shares	129,723	9,531,530
		26,785,891
SOUTH KOREA — 11.6%
GSretail Co. Ltd.	58,330	1,501,385
LG Household & Health Care Ltd.	9,173	5,049,856
Orion Corp.	2,657	2,544,246
Paradise Co. Ltd.	249,261	5,309,454
Samsung Electronics Co. Ltd.	30,252	40,797,069
Viatron Technologies, Inc.(1)	91,560	1,566,766
		56,768,776
TAIWAN — 12.4%
Chailease Holding Co. Ltd.	2,355,910	7,058,631
Ginko International Co. Ltd.	185,000	3,125,409
MediaTek, Inc.	502,000	6,191,693
Merida Industry Co. Ltd.	972,000	6,218,428
Pegatron Corp.(1)	1,838,000	3,308,449
Taiwan Semiconductor Manufacturing Co. Ltd.	7,716,939	28,070,089
TPK Holding Co. Ltd.	351,000	6,925,605
		60,898,304
THAILAND — 4.4%
Kasikornbank PCL NVDR	914,100	5,851,794
Minor International PCL	6,075,600	5,390,521
Siam Cement PCL NVDR	423,200	6,501,624
Thai Beverage PCL	7,543,000	3,893,190
		21,637,129
TURKEY — 4.3%
BIM Birlesik Magazalar AS	66,665	3,140,807
Pegasus Hava Tasimaciligi AS(1)	262,372	2,935,484
TAV Havalimanlari Holding AS(1)	738,503	4,636,130
Tofas Turk Otomobil Fabrikasi	380,059	2,846,458
Turkiye Garanti Bankasi AS	689,013	3,536,323
Turkiye Halk Bankasi AS	354,895	3,774,559
		20,869,761
TURKMENISTAN — 0.7%
Dragon Oil plc	377,660	3,575,470
UNITED KINGDOM — 0.7%
Petrofac Ltd.	171,715	3,510,990
TOTAL COMMON STOCKS (Cost $362,159,975)		483,473,967
Temporary Cash Investments — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $233,388), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $229,027)		229,026
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $703,133), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $689,752)		689,751
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $264,276), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $258,735)		258,735
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,177,512)		1,177,512
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $363,337,487)		484,651,479
OTHER ASSETS AND LIABILITIES — 1.0%		4,994,552
TOTAL NET ASSETS — 100.0%		$489,646,031

9

Market Sector Diversification
(as a % of net assets)
Information Technology	22.4%
Financials	22.0%
Consumer Discretionary	16.2%
Consumer Staples	13.1%
Industrials	9.0%
Materials	6.0%
Energy	5.6%
Telecommunication Services	1.9%
Health Care	1.7%
Utilities	0.8%
Cash and Equivalents*	1.3%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depositary Receipt

OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $363,337,487)	$484,651,479
Foreign currency holdings, at value (cost of $1,858,522)	1,857,249
Receivable for investments sold	7,988,855
Receivable for capital shares sold	166,618
Dividends and interest receivable	1,635,571
496,299,772

Liabilities
Disbursements in excess of demand deposit cash	13,998
Payable for investments purchased	4,186,469
Payable for capital shares redeemed	1,714,558
Accrued management fees	732,039
Distribution and service fees payable	6,677
6,653,741

Net Assets	$489,646,031

Net Assets Consist of:
Capital (par value and paid-in surplus)	$472,189,836
Disbursements in excess of net investment income	(897,450)
Accumulated net realized loss	(102,947,139)
Net unrealized appreciation	121,300,784
$489,646,031

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$439,061,368	50,375,770	$8.72
Institutional Class, $0.01 Par Value	$32,287,412	3,619,760	$8.92
A Class, $0.01 Par Value	$13,472,279	1,594,807	$8.45*
C Class, $0.01 Par Value	$3,685,669	461,292	$7.99
R Class, $0.01 Par Value	$1,139,303	132,622	$8.59

*Maximum offering price $8.97 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $410,102)	$4,610,543
Interest	1,371
4,611,914

Expenses:
Management fees	4,372,349
Distribution and service fees:
A Class	17,590
C Class	18,203
R Class	2,551
Directors’ fees and expenses	9,499
Other expenses	2,289
4,422,481

Net investment income (loss)	189,433

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	30,473,043
Foreign currency transactions	(368,836)
30,104,207

Change in net unrealized appreciation (depreciation) on:
Investments	(6,990,607)
Translation of assets and liabilities in foreign currencies	(9,893)
(7,000,500)

Net realized and unrealized gain (loss)	23,103,707

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,293,140

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$189,433	$1,397,488
Net realized gain (loss)	30,104,207	13,533,591
Change in net unrealized appreciation (depreciation)	(7,000,500)	46,234,036
Net increase (decrease) in net assets resulting from operations	23,293,140	61,165,115

Distributions to Shareholders
From net investment income:
Investor Class	(1,646,742)	—
Institutional Class	(181,997)	(51,371)
A Class	(15,732)	—
Decrease in net assets from distributions	(1,844,471)	(51,371)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(30,628,890)	(46,952,076)

Redemption Fees
Increase in net assets from redemption fees	12,910	11,993

Net increase (decrease) in net assets	(9,167,311)	14,173,661

Net Assets
Beginning of period	498,813,342	484,639,681
End of period	$489,646,031	$498,813,342

Undistributed (disbursements in excess of) net investment income	$(897,450)	$757,588

 See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

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to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.25% to 1.85% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.71% for the Investor Class, A Class, C Class and R Class and 1.51% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 23% of the shares of the fund.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $140,208,480 and $171,155,996, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		235,000,000
Sold	3,931,682	$34,518,613	6,929,950	$53,455,116
Issued in reinvestment of distributions	186,256	1,607,394	—	—
Redeemed	(7,851,736)	(68,947,143)	(11,776,977)	(91,432,663)
	(3,733,798)	(32,821,136)	(4,847,027)	(37,977,547)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	653,312	5,879,280	765,815	6,099,475
Issued in reinvestment of distributions	20,606	181,954	6,334	51,366
Redeemed	(386,765)	(3,473,414)	(1,368,338)	(10,963,145)
	287,153	2,587,820	(596,189)	(4,812,304)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	262,535	2,242,833	275,763	2,115,216
Issued in reinvestment of distributions	1,779	14,890	—	—
Redeemed	(367,995)	(3,118,441)	(718,945)	(5,450,958)
	(103,681)	(860,718)	(443,182)	(3,335,742)
C Class/Shares Authorized	5,000,000		5,000,000
Sold	80,541	654,800	48,215	346,043
Redeemed	(59,192)	(472,976)	(177,535)	(1,274,469)
	21,349	181,824	(129,320)	(928,426)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	41,675	362,880	36,789	282,556
Redeemed	(9,191)	(79,560)	(23,118)	(180,613)
	32,484	283,320	13,671	101,943
Net increase (decrease)	(3,496,493)	$(30,628,890)	(6,002,047)	$(46,952,076)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$48,995,899	$434,478,068	—
Temporary Cash Investments	—	1,177,512	—
Total Value of Investment Securities	$48,995,899	$435,655,580	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$363,670,971
Gross tax appreciation of investments	$127,118,283
Gross tax depreciation of investments	(6,137,775)
Net tax appreciation (depreciation) of investments	$120,980,508

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(129,636,164), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(12,429,763) and $(117,206,401) expire in 2016 and 2017, respectively.

As of November 30, 2012, the fund had post-October capital loss deferrals of $(576,968), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data													Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)		Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$8.36	—	(4)	0.39	0.39	(0.03)	—	(0.03)	—	(4)	$8.72	4.68%	1.71	%(5)	0.08	%(5)	28%	$439,061
2012	$7.38	0.02		0.96	0.98	—	—	—	—	(4)	$8.36	13.28%	1.74%		0.29%		85%	$452,331
2011	$8.46	0.01		(1.09)	(1.08)	—	—	—	—	(4)	$7.38	(12.77)%	1.71%		0.17%		71%	$435,079
2010	$7.28	—	(4)	1.18	1.18	—	—	—	—	(4)	$8.46	16.21%	1.72%		(0.02)%		87%	$583,978
2009	$4.17	0.01		3.13	3.14	(0.03)	—	(0.03)	—	(4)	$7.28	75.36%	1.78%		0.11%		126%	$567,248
2008	$12.69	0.09		(7.21)	(7.12)	(0.10)	(1.31)	(1.41)	0.01		$4.17	(62.66)%	1.66%		1.06%		121%	$316,695
Institutional Class
2013(3)	$8.56	0.01		0.40	0.41	(0.05)	—	(0.05)	—	(4)	$8.92	4.78%	1.51	%(5)	0.28	%(5)	28%	$32,287
2012	$7.56	0.04		0.97	1.01	(0.01)	—	(0.01)	—	(4)	$8.56	13.43%	1.54%		0.49%		85%	$28,536
2011	$8.65	0.03		(1.12)	(1.09)	—	—	—	—	(4)	$7.56	(12.60)%	1.51%		0.37%		71%	$29,695
2010	$7.43	0.02		1.20	1.22	—	—	—	—	(4)	$8.65	16.42%	1.52%		0.18%		87%	$40,969
2009	$4.26	0.02		3.18	3.20	(0.03)	—	(0.03)	—	(4)	$7.43	75.92%	1.58%		0.31%		126%	$27,787
2008	$12.92	0.12		(7.35)	(7.23)	(0.13)	(1.31)	(1.44)	0.01		$4.26	(62.63)%	1.46%		1.26%		121%	$27,235

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For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data												Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)		Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$8.09	(0.01)	0.38	0.37	(0.01)	—	(0.01)	—	(4)	$8.45	4.57%	1.96	%(5)	(0.17	)%(5)	28%	$13,472
2012	$7.16	— (4)	0.93	0.93	—	—	—	—	(4)	$8.09	12.99%	1.99%		0.04%		85%	$13,745
2011	$8.23	(0.01)	(1.06)	(1.07)	—	—	—	—	(4)	$7.16	(13.00)%	1.96%		(0.08)%		71%	$15,339
2010	$7.10	(0.02)	1.15	1.13	—	—	—	—	(4)	$8.23	15.92%	1.97%		(0.27)%		87%	$29,572
2009	$4.07	(0.01)	3.06	3.05	(0.02)	—	(0.02)	—	(4)	$7.10	75.24%	2.03%		(0.14)%		126%	$23,260
2008	$12.40	0.07	(7.03)	(6.96)	(0.07)	(1.31)	(1.38)	0.01		$4.07	(62.78)%	1.91%		0.81%		121%	$17,105
C Class
2013(3)	$7.67	(0.04)	0.36	0.32	—	—	—	—	(4)	$7.99	4.17%	2.71	%(5)	(0.92	)%(5)	28%	$3,686
2012	$6.84	(0.05)	0.88	0.83	—	—	—	—	(4)	$7.67	12.13%	2.74%		(0.71)%		85%	$3,376
2011	$7.93	(0.07)	(1.02)	(1.09)	—	—	—	—	(4)	$6.84	(13.75)%	2.71%		(0.83)%		71%	$3,896
2010	$6.89	(0.07)	1.11	1.04	—	—	—	—	(4)	$7.93	15.09%	2.72%		(1.02)%		87%	$5,257
2009	$3.96	(0.05)	2.98	2.93	—	—	—	—	(4)	$6.89	73.99%	2.78%		(0.89)%		126%	$5,372
2008	$12.10	0.01	(6.87)	(6.86)	—	(1.29)	(1.29)	0.01		$3.96	(63.09)%	2.66%		0.06%		121%	$3,217
R Class
2013(3)	$8.23	(0.01)	0.37	0.36	—	—	—	—	(4)	$8.59	4.37%	2.21	%(5)	(0.42	)%(5)	28%	$1,139
2012	$7.30	(0.02)	0.95	0.93	—	—	—	—	(4)	$8.23	12.74%	2.24%		(0.21)%		85%	$824
2011	$8.42	(0.03)	(1.09)	(1.12)	—	—	—	—	(4)	$7.30	(13.30)%	2.21%		(0.33)%		71%	$631
2010	$7.28	(0.04)	1.18	1.14	—	—	—	—	(4)	$8.42	15.66%	2.22%		(0.52)%		87%	$828
2009	$4.17	(0.02)	3.14	3.12	(0.01)	—	(0.01)	—	(4)	$7.28	74.94%	2.28%		(0.39)%		126%	$516
2008	$12.68	0.05	(7.22)	(7.17)	(0.04)	(1.31)	(1.35)	0.01		$4.17	(62.92)%	2.19%		0.53%		121%	$144

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

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Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78944 1307

SEMIANNUAL REPORT              MAY 31, 2013

Global Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGGX	11.74%	21.45%	1.08%	9.55%	8.00%	12/1/98
MSCI World Index	—	13.25%	27.76%	1.51%	7.69%	3.89%(2)	—
Institutional Class	AGGIX	11.84%	21.73%	1.29%	9.76%	3.49%	8/1/00
A Class(3) No sales charge* With sales charge*	AGGRX	11.63% 5.20%	21.21% 14.28%	0.85% -0.33%	9.27% 8.63%	7.02% 6.58%	2/5/99
C Class No sales charge* With sales charge*	AGLCX	11.33% 10.33%	20.32% 20.32%	0.08% 0.08%	8.47% 8.47%	6.29% 6.29%	3/1/02
R Class	AGORX	11.51%	20.82%	0.56%	—	5.85%	7/29/05

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 11/30/98, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.10%	0.90%	1.35%	2.10%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
Google, Inc. Class A	3.3%
Home Depot, Inc. (The)	2.6%
Union Pacific Corp.	2.3%
Precision Castparts Corp.	2.1%
Unilever CVA	2.1%
priceline.com, Inc.	2.0%
QUALCOMM, Inc.	2.0%
BG Group plc	1.9%
CIT Group, Inc.	1.9%
Toyota Motor Corp.	1.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	61.2%
Foreign Common Stocks	38.2%
Total Common Stocks	99.4%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United States	61.2%
United Kingdom	7.5%
Japan	5.8%
Netherlands	3.6%
Switzerland	3.5%
Hong Kong	2.0%
Other Countries	15.8%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,117.40	$5.75	1.09%
Institutional Class	$1,000	$1,118.40	$4.70	0.89%
A Class	$1,000	$1,116.30	$7.07	1.34%
C Class	$1,000	$1,113.30	$11.01	2.09%
R Class	$1,000	$1,115.10	$8.38	1.59%
Hypothetical
Investor Class	$1,000	$1,019.50	$5.49	1.09%
Institutional Class	$1,000	$1,020.49	$4.48	0.89%
A Class	$1,000	$1,018.25	$6.74	1.34%
C Class	$1,000	$1,014.51	$10.50	2.09%
R Class	$1,000	$1,017.00	$8.00	1.59%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.4%
AUSTRALIA — 1.9%
BHP Billiton Ltd.	201,788	$ 6,576,042
CSL Ltd.	51,783	2,935,556
		9,511,598
AUSTRIA — 0.8%
Erste Group Bank AG	125,950	3,996,271
BRAZIL — 0.4%
BR Malls Participacoes SA	199,700	2,038,212
CANADA — 1.2%
Canadian Pacific Railway Ltd.	45,470	6,045,416
CHINA — 0.6%
ENN Energy Holdings Ltd.	552,000	3,099,320
DENMARK — 1.2%
Novo Nordisk A/S B Shares	37,874	6,080,309
FRANCE — 1.9%
Carrefour SA	144,390	4,205,089
Sanofi	48,951	5,147,897
		9,352,986
GERMANY — 1.5%
Kabel Deutschland Holding AG	53,101	5,026,234
SAP AG ADR	33,700	2,474,928
		7,501,162
HONG KONG — 2.0%
BOC Hong Kong Holdings Ltd.	446,000	1,473,026
Hang Seng Bank Ltd.	228,900	3,677,569
Sands China Ltd.	905,600	4,804,328
		9,954,923
INDIA — 1.3%
HDFC Bank Ltd.	213,440	2,646,885
Tata Motors Ltd. ADR	138,004	3,785,450
		6,432,335
INDONESIA — 0.4%
PT Bank Mandiri (Persero) Tbk	1,966,631	1,951,436
ITALY — 0.6%
Prada SpA	331,900	3,182,854
JAPAN — 5.8%
Daikin Industries Ltd.	91,300	3,958,094
ORIX Corp.	399,800	5,255,842
Rakuten, Inc.	634,283	7,030,462
Toyota Motor Corp.	157,800	9,308,228
Unicharm Corp.	69,900	3,909,296
		29,461,922
NETHERLANDS — 3.6%
ASML Holding NV	50,799	4,188,691
ASML Holding NV New York Shares	46,464	3,776,129
Unilever CVA	256,622	10,405,354
		18,370,174
PERU — 0.5%
Credicorp Ltd.	19,384	2,667,626
PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	129,703	2,758,193
RUSSIA — 0.4%
Sberbank of Russia ADR(1)	155,111	1,869,638
SPAIN — 0.8%
Grifols SA(1)	109,923	4,022,613
SWEDEN — 1.8%
SKF AB B Shares	162,304	3,916,487
Svenska Cellulosa AB B Shares	211,401	5,251,878
		9,168,365
SWITZERLAND — 3.5%
Adecco SA	61,072	3,394,131
Roche Holding AG	34,011	8,415,692
Syngenta AG	14,871	5,835,446
		17,645,269
UNITED KINGDOM — 7.5%
BG Group plc	523,517	9,527,934
Capita Group plc (The)	409,583	5,967,183
Compass Group plc	408,850	5,365,990
Croda International plc	64,255	2,397,248
Lloyds Banking Group plc(1)	5,943,131	5,453,597
Rio Tinto plc	85,467	3,687,614
Standard Chartered plc	248,446	5,713,061
		38,112,627
UNITED STATES — 61.2%
Alexion Pharmaceuticals, Inc.(1)	31,964	3,117,769
Alliance Data Systems Corp.(1)	32,252	5,711,507
American Tower Corp.	91,330	7,109,127
B/E Aerospace, Inc.(1)	84,270	5,346,089
Berkshire Hathaway, Inc., Class B(1)	34,570	3,943,400
Biogen Idec, Inc.(1)	21,396	5,081,336
BorgWarner, Inc.(1)	50,765	4,115,519
Cameron International Corp.(1)	122,351	7,447,505
Celgene Corp.(1)	36,119	4,466,114
Cerner Corp.(1)	53,153	5,223,877

8

Shares	Value
Charles Schwab Corp. (The)	296,474	$ 5,887,974
CIT Group, Inc.(1)	205,461	9,467,643
Colgate-Palmolive Co.	109,626	6,340,768
Continental Resources, Inc.(1)	58,944	4,782,127
Costco Wholesale Corp.	44,227	4,850,375
eBay, Inc.(1)	169,872	9,190,075
EQT Corp.	53,670	4,287,160
Equinix, Inc.(1)	45,219	9,163,178
Estee Lauder Cos., Inc. (The), Class A	81,885	5,550,165
Facebook, Inc. Class A(1)	108,121	2,632,746
FedEx Corp.	47,331	4,559,869
Fortune Brands Home & Security, Inc.	80,136	3,388,150
Gilead Sciences, Inc.(1)	93,240	5,079,715
Google, Inc. Class A(1)	19,285	16,785,857
Harley-Davidson, Inc.	99,261	5,413,695
Home Depot, Inc. (The)	165,284	13,001,239
Ingersoll-Rand plc	71,450	4,110,518
IntercontinentalExchange, Inc.(1)	33,575	5,748,376
Liberty Global, Inc. Class A(1)	111,140	8,191,018
MasterCard, Inc., Class A	13,909	7,931,607
Michael Kors Holdings Ltd.(1)	90,103	5,660,270
Mondelez International, Inc. Class A	196,660	5,793,604
Monsanto Co.	80,261	8,077,467
NetApp, Inc.(1)	116,371	4,367,404
Oceaneering International, Inc.	86,610	6,277,493
Pall Corp.	54,206	3,696,849
Precision Castparts Corp.	48,746	10,427,744
priceline.com, Inc.(1)	12,500	10,049,125
QUALCOMM, Inc.	156,337	9,924,273
Realogy Holdings Corp.(1)	158,070	8,162,735
Schlumberger Ltd.	81,954	5,985,101
Starbucks Corp.	81,593	5,146,070
Teradata Corp.(1)	72,238	4,027,268
Tractor Supply Co.	58,473	6,547,807
Union Pacific Corp.	76,226	11,786,064
United Rentals, Inc.(1)	88,732	5,043,527
Verisk Analytics, Inc. Class A(1)	48,476	2,851,358
Visa, Inc., Class A	44,703	7,963,392
		309,712,049
TOTAL COMMON STOCKS (Cost $387,340,179)		502,935,298
Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $541,976), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $531,848)		531,846
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,632,819), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $1,601,746)		1,601,745
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $613,704), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $600,840)		600,839
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,734,430)		2,734,430
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $390,074,609)		505,669,728
OTHER ASSETS AND LIABILITIES — 0.1%		310,527
TOTAL NET ASSETS — 100.0%		$505,980,255

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	19.1%
Information Technology	18.4%
Financials	15.2%
Industrials	14.9%
Health Care	8.8%
Consumer Staples	8.7%
Energy	7.5%
Materials	6.2%
Utilities	0.6%
Cash and Equivalents*	0.6%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $390,074,609)	$505,669,728
Foreign currency holdings, at value (cost of $186,627)	186,179
Receivable for capital shares sold	182,467
Dividends and interest receivable	1,119,365
Other assets	16,090
507,173,829

Liabilities
Payable for investments purchased	492,768
Payable for capital shares redeemed	220,711
Accrued management fees	465,180
Distribution and service fees payable	14,915
1,193,574

Net Assets	$505,980,255

Net Assets Consist of:
Capital (par value and paid-in surplus)	$397,402,329
Disbursements in excess of net investment income	(247,904)
Accumulated net realized loss	(6,777,912)
Net unrealized appreciation	115,603,742
$505,980,255

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$405,294,794	37,794,437	$10.72
Institutional Class, $0.01 Par Value	$49,069,502	4,534,340	$10.82
A Class, $0.01 Par Value	$43,261,366	4,089,664	$10.58	*
C Class, $0.01 Par Value	$4,489,706	456,909	$9.83
R Class, $0.01 Par Value	$3,864,887	365,962	$10.56

*Maximum offering price $11.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $307,713)	$ 4,119,688
Interest	1,575
4,121,263

Expenses:
Management fees	2,587,150
Distribution and service fees:
A Class	48,283
C Class	21,771
R Class	7,778
Directors’ fees and expenses	9,325
Other expenses	755
2,675,062

Net investment income (loss)	1,446,201

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	37,913,915
Foreign currency transactions	(54,200)
37,859,715

Change in net unrealized appreciation (depreciation) on:
Investments	14,084,977
Translation of assets and liabilities in foreign currencies	(20,711)
14,064,266

Net realized and unrealized gain (loss)	51,923,981

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,370,182

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$ 1,446,201	$ 1,144,672
Net realized gain (loss)	37,859,715	18,739,607
Change in net unrealized appreciation (depreciation)	14,064,266	32,933,266
Net increase (decrease) in net assets resulting from operations	53,370,182	52,817,545

Distributions to Shareholders
From net investment income:
Investor Class	(1,492,644)	(1,027,964)
Institutional Class	(273,982)	(195,280)
A Class	(52,005)	(13,556)
Decrease in net assets from distributions	(1,818,631)	(1,236,800)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,300,640)	19,357,020

Redemption Fees
Increase in net assets from redemption fees	16,353	10,829

Net increase (decrease) in net assets	45,267,264	70,948,594

Net Assets
Beginning of period	460,712,991	389,764,397
End of period	$505,980,255	$460,712,991

Undistributed (disbursements in excess of) net investment income	$(247,904)	$124,526

See Notes to Financial Statements.

12

Notes to Financial Statements

May 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.05% to 1.30% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.09% for the Investor Class, A Class, C Class and R Class and 0.89% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $179,946,127 and $178,282,779, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,369,791	$24,238,039	6,257,701	$57,448,175
Issued in reinvestment of distributions	142,377	1,459,360	109,431	1,003,479
Redeemed	(3,539,306)	(35,981,124)	(5,428,463)	(50,102,555)
	(1,027,138)	(10,283,725)	938,669	8,349,099
Institutional Class/Shares Authorized	35,000,000		35,000,000
Sold	339,030	3,514,100	1,641,641	15,564,429
Issued in reinvestment of distributions	26,496	273,969	21,111	195,280
Redeemed	(683,385)	(6,973,677)	(993,715)	(9,123,617)
	(317,859)	(3,185,608)	669,037	6,636,092
A Class/Shares Authorized	35,000,000		35,000,000
Sold	1,157,598	11,699,565	1,228,876	11,260,861
Issued in reinvestment of distributions	5,001	50,611	1,453	13,148
Redeemed	(649,832)	(6,478,801)	(859,903)	(7,847,244)
	512,767	5,271,375	370,426	3,426,765
C Class/Shares Authorized	10,000,000		10,000,000
Sold	44,792	418,236	108,361	931,312
Redeemed	(51,703)	(483,721)	(96,573)	(823,539)
	(6,911)	(65,485)	11,788	107,773
R Class/Shares Authorized	5,000,000		5,000,000
Sold	249,564	2,478,743	138,905	1,261,029
Redeemed	(51,109)	(515,940)	(47,198)	(423,738)
	198,455	1,962,803	91,707	837,291
Net increase (decrease)	(640,686)	$(6,300,640)	2,081,627	$19,357,020

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$309,712,049	—	—
Foreign Common Stocks	12,704,133	$180,519,116	—
Temporary Cash Investments	—	2,734,430	—
Total Value of Investment Securities	$322,416,182	$183,253,546	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$391,448,930
Gross tax appreciation of investments	$117,467,754
Gross tax depreciation of investments	(3,246,956)
Net tax appreciation (depreciation) of investments	$114,220,798

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(42,873,929), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of November 30, 2012, the fund had post-October capital loss deferrals of $(492,760), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$9.63	0.03	1.10	1.13	(0.04)	—	(0.04)	$10.72	11.74%	1.09	%(4)	0.61	%(4)	37%	$405,295
2012	$8.52	0.03	1.11	1.14	(0.03)	—	(0.03)	$9.63	13.37%	1.10%		0.28%		54%	$373,887
2011	$8.41	0.03	0.13	0.16	(0.05)	—	(0.05)	$8.52	1.82%	1.11%		0.28%		53%	$322,672
2010	$7.80	0.03	0.64	0.67	(0.06)	—	(0.06)	$8.41	8.61%	1.16%		0.33%		100%	$344,950
2009	$5.90	0.04	1.86	1.90	— (5)	—	— (5)	$7.80	32.24%	1.22%		0.62%		103%	$346,590
2008	$12.69	0.04	(4.75)	(4.71)	—	(2.08)	(2.08)	$5.90	(44.01)%	1.26%		0.40%		121%	$274,599
Institutional Class
2013(3)	$9.73	0.04	1.11	1.15	(0.06)	—	(0.06)	$10.82	11.84%	0.89	%(4)	0.81	%(4)	37%	$49,070
2012	$8.60	0.05	1.13	1.18	(0.05)	—	(0.05)	$9.73	13.71%	0.90%		0.48%		54%	$47,203
2011	$8.49	0.04	0.13	0.17	(0.06)	—	(0.06)	$8.60	2.00%	0.91%		0.48%		53%	$35,991
2010	$7.90	0.04	0.64	0.68	(0.09)	—	(0.09)	$8.49	8.68%	0.96%		0.53%		100%	$45,459
2009	$5.97	0.05	1.89	1.94	(0.01)	—	(0.01)	$7.90	32.61%	1.02%		0.82%		103%	$44,752
2008	$12.79	0.07	(4.81)	(4.74)	—	(2.08)	(2.08)	$5.97	(43.88)%	1.05%		0.61%		121%	$28,477

18

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$9.49	0.02	1.08	1.10	(0.01)	—	(0.01)	$10.58	11.63%	1.34	%(4)	0.36	%(4)	37%	$43,261
2012	$8.39	— (5)	1.10	1.10	— (5)	—	— (5)	$9.49	13.16%	1.35%		0.03%		54%	$33,938
2011	$8.28	— (5)	0.13	0.13	(0.02)	—	(0.02)	$8.39	1.58%	1.36%		0.03%		53%	$26,908
2010	$7.67	0.01	0.62	0.63	(0.02)	—	(0.02)	$8.28	8.20%	1.41%		0.08%		100%	$33,641
2009	$5.81	0.02	1.84	1.86	—	—	—	$7.67	32.01%	1.47%		0.37%		103%	$34,744
2008	$12.56	0.01	(4.68)	(4.67)	—	(2.08)	(2.08)	$5.81	(44.17)%	1.51%		0.15%		121%	$22,447
C Class
2013(3)	$8.84	(0.02)	1.01	0.99	—	—	—	$9.83	11.33%	2.09	%(4)	(0.39	)%(4)	37%	$4,490
2012	$7.87	(0.06)	1.03	0.97	—	—	—	$8.84	12.20%	2.10%		(0.72)%		54%	$4,098
2011	$7.81	(0.06)	0.12	0.06	—	—	—	$7.87	0.77%	2.11%		(0.72)%		53%	$3,557
2010	$7.27	(0.05)	0.59	0.54	—	—	—	$7.81	7.43%	2.16%		(0.67)%		100%	$4,579
2009	$5.54	(0.02)	1.75	1.73	—	—	—	$7.27	31.23%	2.22%		(0.38)%		103%	$3,535
2008	$12.16	(0.05)	(4.49)	(4.54)	—	(2.08)	(2.08)	$5.54	(44.64)%	2.26%		(0.60)%		121%	$2,382
R Class
2013(3)	$9.47	0.01	1.08	1.09	—	—	—	$10.56	11.51%	1.59	%(4)	0.11	%(4)	37%	$3,865
2012	$8.39	(0.02)	1.10	1.08	—	—	—	$9.47	12.87%	1.60%		(0.22)%		54%	$1,587
2011	$8.29	(0.02)	0.12	0.10	—	—	—	$8.39	1.21%	1.61%		(0.22)%		53%	$636
2010	$7.67	(0.01)	0.63	0.62	—	—	—	$8.29	8.08%	1.66%		(0.17)%		100%	$490
2009	$5.82	— (5)	1.85	1.85	—	—	—	$7.67	31.79%	1.72%		0.12%		103%	$442
2008	$12.62	(0.01)	(4.71)	(4.72)	—	(2.08)	(2.08)	$5.82	(44.40)%	1.76%		(0.10)%		121%	$253

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

21

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78942 1307

SEMIANNUAL REPORT              MAY 31, 2013

International Discovery Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWEGX	10.94%	27.37%	-3.20%	10.67%	10.90%	4/1/94
MSCI All Country World ex-U.S. Mid Cap Growth Index	—	7.49%	23.03%	-2.03%	9.87%	N/A(2)	—
Institutional Class	TIDIX	11.02%	27.65%	-3.00%	10.89%	9.57%	1/2/98
A Class(3) No sales charge* With sales charge*	ACIDX	10.85% 4.46%	27.04% 19.77%	-3.44% -4.58%	10.40% 9.75%	7.78% 7.36%	4/28/98
C Class No sales charge* With sales charge*	TWECX	10.38% 9.38%	26.17% 26.17%	— —	— —	7.80% 7.80%	3/1/10
R Class	TWERX	10.61%	26.63%	—	—	8.30%	3/1/10

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available June 1994.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.50%	1.30%	1.75%	2.50%	2.00%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
Ashtead Group plc	2.9%
Taylor Wimpey plc	2.5%
Pandora A/S	2.0%
GAM Holding AG	2.0%
Techtronic Industries Co.	1.8%
Sky Deutschland AG	1.7%
Vallourec SA	1.7%
Publicis Groupe SA	1.7%
Ageas	1.6%
Chailease Holding Co. Ltd.	1.6%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.0%
Exchange-Traded Funds	0.5%
Total Equity Exposure	98.5%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.8%

Investments by Country	% of net assets
United Kingdom	17.3%
Japan	15.6%
France	6.9%
Switzerland	6.7%
Taiwan	4.9%
Denmark	4.6%
Germany	4.5%
Hong Kong	4.4%
Sweden	4.4%
Australia	4.0%
China	3.5%
Italy	2.8%
Canada	2.6%
Ireland	2.4%
Brazil	2.2%
Other Countries	11.2%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.5%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 - 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,109.40	$8.20	1.56%
Institutional Class	$1,000	$1,110.20	$7.16	1.36%
A Class	$1,000	$1,108.50	$9.51	1.81%
C Class	$1,000	$1,103.80	$13.43	2.56%
R Class	$1,000	$1,106.10	$10.82	2.06%
Hypothetical
Investor Class	$1,000	$1,017.15	$7.85	1.56%
Institutional Class	$1,000	$1,018.15	$6.84	1.36%
A Class	$1,000	$1,015.91	$9.10	1.81%
C Class	$1,000	$1,012.17	$12.84	2.56%
R Class	$1,000	$1,014.66	$10.35	2.06%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.0%
AUSTRALIA — 4.0%
Flight Centre Ltd.	178,230	$6,657,830
Iluka Resources Ltd.	365,920	3,869,020
James Hardie Industries SE	323,890	3,060,003
Super Retail Group Ltd.	350,160	3,683,327
Treasury Wine Estates Ltd.	1,118,191	6,462,489
		23,732,669
BELGIUM — 1.6%
Ageas	270,220	9,834,602
BRAZIL — 2.2%
Anhanguera Educacional Participacoes SA	1,230,100	7,529,466
Cia Hering	180,300	3,186,271
Hypermarcas SA	280,500	2,213,302
		12,929,039
CANADA — 2.6%
Africa Oil Corp.(1)	411,150	2,978,285
Alimentation Couche Tard, Inc. B Shares	84,250	4,713,287
CGI Group, Inc. Class A(1)	131,290	4,019,430
West Fraser Timber Co. Ltd.	47,810	3,551,336
		15,262,338
CHINA — 3.5%
China Gas Holdings Ltd.	4,490,000	4,472,856
China State Construction International Holdings Ltd.	2,190,000	3,501,543
Ctrip.com International Ltd. ADR(1)	97,000	3,021,550
Haier Electronics Group Co. Ltd.(1)	2,050,000	3,636,511
Shenzhou International Group Holdings Ltd.	1,925,000	6,484,019
		21,116,479
DENMARK — 4.6%
Christian Hansen Holding A/S	141,410	5,039,288
Coloplast A/S B Shares	105,900	6,022,359
Pandora A/S	354,161	12,292,655
Topdanmark A/S(1)	152,910	3,885,922
		27,240,224
FRANCE — 6.9%
Edenred	251,020	7,942,913
Iliad SA	41,520	8,644,583
Publicis Groupe SA	140,100	9,961,336
Valeo SA	75,220	4,994,776
Vallourec SA	186,910	10,086,645
		41,630,253
GERMANY — 4.5%
Duerr AG	88,700	5,762,335
Infineon Technologies AG	747,590	6,348,648
Sky Deutschland AG(1)	1,515,850	10,143,134
Wirecard AG	167,430	4,857,333
		27,111,450
HONG KONG — 4.4%
AAC Technologies Holdings, Inc.	991,000	5,590,844
Galaxy Entertainment Group Ltd.(1)	1,545,000	8,044,289
Link Real Estate Investment Trust (The)	353,500	1,821,778
Techtronic Industries Co.	4,300,000	11,081,588
		26,538,499
INDIA — 0.9%
HCL Technologies Ltd.	189,200	2,488,574
Power Finance Corp. Ltd.	878,630	2,835,437
		5,324,011
INDONESIA — 0.4%
PT Semen Gresik (Persero) Tbk	1,311,500	2,402,817
IRELAND — 2.4%
Bank of Ireland(1)	26,246,190	6,250,646
Glanbia plc	207,370	2,856,551
Smurfit Kappa Group plc	306,740	5,117,416
		14,224,613
ITALY — 2.8%
Banca Generali SpA	389,950	8,467,207
Banca Popolare dell’Emilia Romagna(1)	583,800	4,814,741
Salvatore Ferragamo Italia SpA	107,750	3,389,570
		16,671,518
JAPAN — 15.6%
Aeon Credit Service Co. Ltd.	66,800	1,790,964
Anritsu Corp.	234,500	3,184,084
Ebara Corp.	1,164,000	6,110,504
Fuji Heavy Industries Ltd.	305,000	6,849,401
Gulliver International Co. Ltd.	603,900	3,815,516
Internet Initiative Japan, Inc.	80,200	2,686,091
Jafco Co. Ltd.	60,100	2,138,142
Japan Airport Terminal Co. Ltd.	313,300	3,940,755
Kakaku.com, Inc.	222,100	5,354,409
Livesense, Inc.(1)	61,300	4,701,066
Mazda Motor Corp.(1)	1,129,000	4,332,546
NTN Corp.(1)	1,570,000	4,751,212

8

	Shares	Value
ORIX Corp.	216,500	$2,846,148
Park24 Co. Ltd.	141,200	2,613,133
Seven Bank Ltd.	1,078,800	3,804,694
Sumco Corp.	437,500	5,267,282
Suruga Bank Ltd.	336,000	5,059,939
Sysmex Corp.	34,700	2,267,550
Tadano Ltd.	510,000	5,978,977
THK Co. Ltd.	303,300	6,462,774
Tokyu Land Corp.	431,000	3,915,634
Toyo Suisan Kaisha Ltd.	39,000	1,253,927
Yaskawa Electric Corp.	362,000	4,411,627
		93,536,375
NORWAY — 1.5%
Norwegian Air Shuttle AS(1)	109,930	5,506,043
Petroleum Geo-Services ASA	240,320	3,552,085
		9,058,128
PHILIPPINES — 1.3%
SM Prime Holdings, Inc.	7,475,300	3,439,043
Universal Robina Corp.	1,557,700	4,590,657
		8,029,700
SOUTH AFRICA — 0.9%
Discovery Holdings Ltd.	683,390	5,488,785
SOUTH KOREA — 1.4%
Daewoo International Corp.	97,450	3,106,827
Partron Co. Ltd.	244,310	5,373,901
		8,480,728
SPAIN — 1.0%
Grifols SA(1)	158,112	5,786,081
SWEDEN — 4.4%
Hexagon AB B Shares	114,880	3,322,794
Intrum Justitia AB	205,170	4,297,021
Meda AB A Shares	416,680	5,332,671
Modern Times Group AB B Shares	98,340	3,915,542
Svenska Cellulosa AB B Shares	176,440	4,383,335
Trelleborg AB B Shares	312,070	4,789,226
		26,040,589
SWITZERLAND — 6.7%
AMS AG	53,380	5,141,113
Clariant AG	294,410	4,221,564
DKSH Holding AG	98,269	7,619,815
GAM Holding AG	686,340	11,891,667
Givaudan SA	5,330	6,842,086
OC Oerlikon Corp. AG	390,040	4,689,791
		40,406,036
TAIWAN — 4.9%
Chailease Holding Co. Ltd.	3,272,000	9,803,362
Eclat Textile Co. Ltd.	754,000	5,376,229
Ginko International Co. Ltd.	146,000	2,466,539
Hermes Microvision, Inc.	121,000	3,907,360
HTC Corp.	327,000	2,995,726
Novatek Microelectronics Corp.	1,010,000	5,089,183
		29,638,399
THAILAND — 1.7%
Airports of Thailand PCL	763,500	4,650,082
Jasmine International PCL	19,139,500	5,757,640
		10,407,722
TURKEY — 0.5%
Trakya Cam Sanayi AS	1,911,120	3,119,591
UNITED KINGDOM — 17.3%
Ashtead Group plc	1,858,060	17,434,504
ASOS plc(1)	68,840	4,062,301
Aveva Group plc	57,110	2,092,683
Babcock International Group plc	405,410	7,115,230
easyJet plc	508,890	9,629,095
GKN plc	1,175,080	5,306,095
InterContinental Hotels Group plc	208,930	6,020,832
Persimmon plc	298,760	5,511,377
Schroders plc	102,170	3,626,492
Taylor Wimpey plc	10,282,570	15,261,083
Travis Perkins plc	345,936	8,434,757
TUI Travel plc	1,350,060	7,254,759
UBM plc	412,510	4,502,158
Wolseley plc	148,650	7,532,015
		103,783,381
TOTAL COMMON STOCKS (Cost $492,803,645)		587,794,027
Exchange-Traded Funds — 0.5%
iShares MSCI EAFE Small Cap Index Fund (Cost $2,897,358)	68,080	2,975,777

9

Value
Temporary Cash Investments — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $882,701), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $866,206)	$866,202
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $2,659,325), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $2,608,717)	2,608,715
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $999,522), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $978,566)	978,564
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,453,481)	4,453,481
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $500,154,484)	595,223,285
OTHER ASSETS AND LIABILITIES — 0.8%	4,901,802
TOTAL NET ASSETS — 100.0%	$600,125,087

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	27.8%
Industrials	24.9%
Financials	15.3%
Information Technology	12.1%
Materials	6.4%
Consumer Staples	3.7%
Health Care	3.7%
Telecommunication Services	2.3%
Energy	1.1%
Utilities	0.7%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.5%

 *Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $500,154,484)	$595,223,285
Foreign currency holdings, at value (cost of $2,629,936)	2,629,864
Receivable for investments sold	15,068,508
Receivable for capital shares sold	24,052
Dividends and interest receivable	904,466
Other assets	133,310
613,983,485

Liabilities
Disbursements in excess of demand deposit cash	2,995
Payable for investments purchased	12,657,986
Payable for capital shares redeemed	371,451
Accrued management fees	825,016
Distribution and service fees payable	950
13,858,398

Net Assets	$600,125,087

Net Assets Consist of:
Capital (par value and paid-in surplus)	$773,681,333
Disbursements in excess of net investment income	(4,009,670)
Accumulated net realized loss	(264,537,396)
Net unrealized appreciation	94,990,820
$600,125,087

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$571,373,898	51,897,744	$11.01
Institutional Class, $0.01 Par Value	$24,967,688	2,241,716	$11.14
A Class, $0.01 Par Value	$3,311,801	308,602	$10.73*
C Class, $0.01 Par Value	$141,443	13,110	$10.79
R Class, $0.01 Par Value	$330,257	30,283	$10.91

*Maximum offering price $11.38 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $620,206)	$7,122,837
Interest	3,293
7,126,130

Expenses:
Management fees	4,805,321
Distribution and service fees:
A Class	3,802
C Class	554
R Class	775
Directors’ fees and expenses	11,075
Other expenses	2,073
4,823,600

Net investment income (loss)	2,302,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	69,810,765
Foreign currency transactions	(414,299)
69,396,466

Change in net unrealized appreciation (depreciation) on:
Investments	(5,534,460)
Translation of assets and liabilities in foreign currencies	(15,381)
(5,549,841)

Net realized and unrealized gain (loss)	63,846,625

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,149,155

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$2,302,530	$2,990,571
Net realized gain (loss)	69,396,466	10,749,994
Change in net unrealized appreciation (depreciation)	(5,549,841)	44,357,383
Net increase (decrease) in net assets resulting from operations	66,149,155	58,097,948

Distributions to Shareholders
From net investment income:
Investor Class	(8,871,910)	(127,731)
Institutional Class	(778,029)	(157,604)
A Class	(41,551)	—
C Class	(566)	—
R Class	(3,285)	—
Decrease in net assets from distributions	(9,695,341)	(285,335)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(90,677,583)	(184,810,428)

Redemption Fees
Increase in net assets from redemption fees	2,501	14,035

Net increase (decrease) in net assets	(34,221,268)	(126,983,780)

Net Assets
Beginning of period	634,346,355	761,330,135
End of period	$600,125,087	$634,346,355

Undistributed (disbursements in excess of) net investment income	$(4,009,670)	$3,383,141

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

14

to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.20% to 1.75% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.56% for the Investor Class, A Class, C Class and R Class and 1.36% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $522,359,736 and $621,306,560, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	883,116	$9,294,204	1,827,340	$17,168,755
Issued in reinvestment of distributions	795,041	8,371,778	13,080	121,513
Redeemed	(7,566,508)	(79,812,215)	(15,736,044)	(147,750,250)
	(5,888,351)	(62,146,233)	(13,895,624)	(130,459,982)
Institutional Class/Shares Authorized	70,000,000		70,000,000
Sold	215,249	2,313,580	486,509	4,595,111
Issued in reinvestment of distributions	73,013	777,585	16,519	155,111
Redeemed	(2,828,080)	(31,887,253)	(6,115,536)	(58,743,683)
	(2,539,818)	(28,796,088)	(5,612,508)	(53,993,461)
A Class/Shares Authorized	10,000,000		10,000,000
Sold	78,883	830,190	85,362	792,185
Issued in reinvestment of distributions	3,872	39,768	—	—
Redeemed	(63,409)	(655,484)	(149,671)	(1,381,498)
	19,346	214,474	(64,309)	(589,313)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	6,525	67,746	3,359	30,564
Issued in reinvestment of distributions	55	566	—	—
Redeemed	(2,903)	(29,758)	(3,562)	(32,134)
	3,677	38,554	(203)	(1,570)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	1,381	14,516	34,192	304,860
Issued in reinvestment of distributions	315	3,285	—	—
Redeemed	(584)	(6,091)	(7,962)	(70,962)
	1,112	11,710	26,230	233,898
Net increase (decrease)	(8,404,034)	$(90,677,583)	(19,546,414)	$(184,810,428)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$3,021,550	$584,772,477	—
Exchange-Traded Funds	2,975,777	—	—
Temporary Cash Investments	—	4,453,481	—
Total Value of Investment Securities	$5,997,327	$589,225,958	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$506,894,157
Gross tax appreciation of investments	$95,980,655
Gross tax depreciation of investments	(7,651,527)
Net tax appreciation (depreciation) of investments	$88,329,128

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(331,665,004), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	Unlimited
$(84,373,986)	$(241,484,655)	$(5,806,363)

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$10.08	0.04		1.06	1.10	(0.17)	—	(0.17)	$11.01	10.94%	1.56	%(4)	0.73	%(4)	85%	$571,374
2012	$9.22	0.04		0.82	0.86	— (5)	—	— (5)	$10.08	9.23%	1.50%		0.42%		154%	$582,331
2011	$9.88	0.02		(0.68)	(0.66)	—	—	—	$9.22	(6.58)%	1.42%		0.14%		167%	$660,971
2010	$8.55	—	(5)	1.35	1.35	(0.02)	—	(0.02)	$9.88	15.80%	1.43%		0.00	%(6)	199%	$878,530
2009	$6.26	0.01		2.34	2.35	(0.06)	—	(0.06)	$8.55	38.06%	1.48%		0.13%		207%	$872,865
2008	$18.40	0.06		(8.09)	(8.03)	(0.06)	(4.05)	(4.11)	$6.26	(55.48)%	1.37%		0.51%		175%	$713,764
Institutional Class
2013(3)	$10.20	0.05		1.08	1.13	(0.19)	—	(0.19)	$11.14	11.02%	1.36	%(4)	0.93	%(4)	85%	$24,968
2012	$9.34	0.05		0.83	0.88	(0.02)	—	(0.02)	$10.20	9.44%	1.30%		0.62%		154%	$48,794
2011	$9.99	0.03		(0.68)	(0.65)	—	—	—	$9.34	(6.41)%	1.22%		0.34%		167%	$97,063
2010	$8.66	0.02		1.36	1.38	(0.05)	—	(0.05)	$9.99	16.06%	1.23%		0.20%		199%	$97,167
2009	$6.34	0.02		2.37	2.39	(0.07)	—	(0.07)	$8.66	38.32%	1.28%		0.33%		207%	$79,830
2008	$18.59	0.08		(8.18)	(8.10)	(0.10)	(4.05)	(4.15)	$6.34	(55.37)%	1.17%		0.71%		175%	$55,091

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(7)
2013(3)	$9.81	0.03	1.03	1.06	(0.14)	—	(0.14)	$10.73	10.85%	1.81	%(4)	0.48	%(4)	85%		$3,312
2012	$9.00	0.01	0.80	0.81	—	—	—	$9.81	8.88%	1.75%		0.17%		154%		$2,838
2011	$9.67	(0.02)	(0.65)	(0.67)	—	—	—	$9.00	(6.83)%	1.67%		(0.11)%		167%		$3,182
2010	$8.37	(0.02)	1.32	1.30	—	—	—	$9.67	15.53%	1.68%		(0.25)%		199%		$4,814
2009	$6.13	— (5)	2.29	2.29	(0.05)	—	(0.05)	$8.37	37.71%	1.73%		(0.12)%		207%		$6,342
2008	$18.08	0.06	(7.95)	(7.89)	(0.01)	(4.05)	(4.06)	$6.13	(55.56)%	1.63%		0.25%		175%		$10,622
C Class
2013(3)	$9.83	— (5)	1.02	1.02	(0.06)	—	(0.06)	$10.79	10.38%	2.56	%(4)	(0.27	)%(4)	85%		$141
2012	$9.08	(0.05)	0.80	0.75	—	—	—	$9.83	8.14%	2.50%		(0.58)%		154%		$93
2011	$9.82	(0.07)	(0.67)	(0.74)	—	—	—	$9.08	(7.43)%	2.42%		(0.86)%		167%		$87
2010(8)	$8.50	(0.05)	1.37	1.32	—	—	—	$9.82	15.53%	2.43	%(4)	(0.77	)%(4)	199	%(9)	$77
R Class
2013(3)	$9.96	0.01	1.05	1.06	(0.11)	—	(0.11)	$10.91	10.61%	2.06	%(4)	0.23	%(4)	85%		$330
2012	$9.15	— (5)	0.81	0.81	—	—	—	$9.96	8.73%	2.00%		(0.08)%		154%		$290
2011	$9.86	(0.04)	(0.67)	(0.71)	—	—	—	$9.15	(7.10)%	1.92%		(0.36)%		167%		$27
2010(8)	$8.50	(0.01)	1.37	1.36	—	—	—	$9.86	16.00%	1.93	%(4)	(0.16	)%(4)	199	%(9)	$29

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through November 30, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

22

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78945 1307

SEMIANNUAL REPORT               MAY 31, 2013

International Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	TWIEX	10.70%	30.91%	-0.50%	8.31%	7.99%	5/9/91
MSCI EAFE Index	—	11.39%	31.62%	-1.60%	8.31%	5.40%(3)	—
MSCI EAFE Growth Index	—	11.50%	29.20%	-1.15%	8.14%	4.14%(3)	—
Institutional Class	TGRIX	10.84%	31.17%	-0.30%	8.51%	5.83%	11/20/97
A Class(4) No sales charge* With sales charge*	TWGAX	10.57% 4.21%	30.65% 23.19%	-0.75% -1.91%	8.03% 7.40%	6.28% 5.90%	10/2/96
C Class No sales charge* With sales charge*	AIWCX	10.14% 9.14%	29.70% 29.70%	-1.48% -1.48%	7.24% 7.24%	3.10% 3.10%	6/4/01
R Class	ATGRX	10.40%	30.27%	-1.00%	—	7.35%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 4/30/91, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.29%	1.09%	1.54%	2.29%	1.79%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
Roche Holding AG	2.4%
Toyota Motor Corp.	2.1%
Sanofi	1.8%
Unilever plc	1.7%
ASML Holding NV	1.7%
Novartis AG	1.6%
European Aeronautic Defence and Space Co. NV	1.4%
ORIX Corp.	1.4%
HSBC Holdings plc (Hong Kong)	1.3%
Muenchener Rueckversicherungs AG	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.2%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.8%

Investments by Country	% of net assets
United Kingdom	19.2%
Japan	18.0%
France	11.6%
Switzerland	9.3%
Germany	7.8%
Australia	4.1%
Sweden	2.8%
Denmark	2.4%
Hong Kong	2.3%
Netherlands	2.0%
Norway	2.0%
Other Countries	16.7%
Cash and Equivalents*	1.8%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,107.00	$6.46	1.23%
Institutional Class	$1,000	$1,108.40	$5.41	1.03%
A Class	$1,000	$1,105.70	$7.77	1.48%
C Class	$1,000	$1,101.40	$11.68	2.23%
R Class	$1,000	$1,104.00	$9.07	1.73%
Hypothetical
Investor Class	$1,000	$1,018.80	$6.19	1.23%
Institutional Class	$1,000	$1,019.80	$5.19	1.03%
A Class	$1,000	$1,017.55	$7.44	1.48%
C Class	$1,000	$1,013.81	$11.20	2.23%
R Class	$1,000	$1,016.31	$8.70	1.73%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.2%
AUSTRALIA — 4.1%
BHP Billiton Ltd.	671,319	$ 21,877,524
Commonwealth Bank of Australia	255,925	16,212,009
CSL Ltd.	196,108	11,117,280
Iluka Resources Ltd.	662,080	7,000,440
James Hardie Industries SE	602,844	5,695,466
Treasury Wine Estates Ltd.	1,850,880	10,697,002
		72,599,721
AUSTRIA — 0.3%
Erste Group Bank AG	191,398	6,072,872
BELGIUM — 1.3%
Anheuser-Busch InBev NV	206,739	19,057,149
Umicore SA	90,968	4,317,760
		23,374,909
BRAZIL — 0.2%
BR Malls Participacoes SA	386,400	3,943,741
CANADA — 1.1%
Canadian Pacific Railway Ltd.	150,726	20,039,616
CHINA — 0.5%
Haier Electronics Group Co. Ltd.(1)	2,313,000	4,103,048
Tencent Holdings Ltd.	136,600	5,394,784
		9,497,832
DENMARK — 2.4%
Christian Hansen Holding A/S	310,895	11,079,057
Coloplast A/S B Shares	132,656	7,543,928
Novo Nordisk A/S B Shares	142,022	22,800,275
		41,423,260
FINLAND — 1.6%
Kone Oyj	182,941	16,082,401
Sampo A Shares	305,310	12,348,139
		28,430,540
FRANCE — 11.6%
BNP Paribas SA	257,120	14,987,204
Carrefour SA	564,014	16,425,853
Cie Generale d’Optique Essilor International SA	107,428	11,707,693
Danone SA	169,450	12,447,426
Dassault Systemes SA	106,911	13,444,994
European Aeronautic Defence and Space Co. NV	445,155	25,343,223
L’Oreal SA	125,696	21,071,596
Pernod-Ricard SA	89,620	10,762,116
Publicis Groupe SA	175,690	12,491,843
Sanofi	302,702	31,833,444
Schneider Electric SA	218,654	17,111,388
SES SA	120,968	3,565,907
Technip SA	116,729	12,893,654
		204,086,341
GERMANY — 7.8%
adidas AG	120,674	13,103,079
BASF SE	174,406	17,041,816
Bayer AG	109,330	11,760,569
Brenntag AG	37,290	5,684,437
Continental AG	78,861	10,403,304
Daimler AG	118,690	7,610,356
Henkel AG & Co. KGaA Preference Shares	124,788	12,082,004
Kabel Deutschland Holding AG	145,478	13,770,107
Muenchener Rueckversicherungs AG	124,627	23,329,747
SAP AG	171,935	13,095,608
Sky Deutschland AG(1)	1,392,785	9,319,659
		137,200,686
HONG KONG — 2.3%
AIA Group Ltd.	2,966,600	13,091,766
BOC Hong Kong Holdings Ltd.	3,064,500	10,121,273
Link Real Estate Investment Trust (The)	953,127	4,911,982
Sands China Ltd.	2,390,800	12,683,512
		40,808,533
INDIA — 0.8%
Idea Cellular Ltd.(1)	1,911,410	4,448,598
Tata Motors Ltd. ADR	367,470	10,079,702
		14,528,300
INDONESIA — 0.6%
PT Bank Mandiri (Persero) Tbk	11,007,452	10,922,407
IRELAND — 1.5%
Bank of Ireland(1)	50,440,889	12,012,720
Ryanair Holdings plc ADR	301,017	14,701,670
		26,714,390
ITALY — 1.9%
ENI SpA	410,047	9,272,173
Luxottica Group SpA	224,712	11,521,165
Prada SpA	1,347,000	12,917,459
		33,710,797

8

Shares	Value

JAPAN — 18.0%
Daikin Industries Ltd.	335,400	$ 14,540,469
Daito Trust Construction Co. Ltd.	98,100	9,143,979
FANUC Corp.	68,800	10,167,367
Fast Retailing Co. Ltd.	17,800	5,984,812
Fuji Heavy Industries Ltd.	712,000	15,989,422
Japan Tobacco, Inc.	473,729	16,045,026
KDDI Corp.	427,406	19,316,409
Kubota Corp.	1,186,000	17,664,635
Mitsubishi Corp.	624,700	10,876,611
Mitsubishi Estate Co. Ltd.	744,000	18,269,072
Mitsubishi Heavy Industries Ltd.	2,501,000	15,329,810
Mizuho Financial Group, Inc.	5,339,900	10,103,629
Murata Manufacturing Co. Ltd.	155,000	11,756,608
ORIX Corp.	1,856,300	24,403,251
Rakuten, Inc.	1,388,804	15,393,655
Shin-Etsu Chemical Co. Ltd.	189,900	11,942,243
Sysmex Corp.	197,500	12,906,087
Toshiba Corp.	2,105,000	9,944,017
Toyota Motor Corp.	623,100	36,755,113
Unicharm Corp.	222,300	12,432,568
Yahoo Japan Corp.	40,016	18,194,005
		317,158,788
MEXICO — 0.6%
Cemex SAB de CV ADR(1)	937,670	10,783,205
NETHERLANDS — 2.0%
Akzo Nobel NV	104,582	6,677,108
ASML Holding NV	355,715	29,330,895
		36,008,003
NORWAY — 2.0%
DNB ASA	605,668	9,753,188
Petroleum Geo-Services ASA	911,386	13,470,876
Telenor ASA	583,750	12,216,402
		35,440,466
PORTUGAL — 0.6%
Jeronimo Martins SGPS SA	484,787	10,309,214
RUSSIA — 0.8%
Magnit OJSC GDR	264,257	14,219,726
SOUTH KOREA — 1.0%
Samsung Electronics Co. Ltd.	12,702	17,129,590
SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	564,594	5,293,274
Grifols SA(1)	309,851	11,338,942
Inditex SA	101,269	12,551,844
		29,184,060
SWEDEN — 2.8%
Svenska Cellulosa AB B Shares	669,068	16,621,792
Telefonaktiebolaget LM Ericsson B Shares	1,213,436	14,192,093
Volvo AB B Shares	1,267,831	18,496,392
		49,310,277
SWITZERLAND — 9.3%
Adecco SA	242,701	13,488,325
Cie Financiere Richemont SA	143,323	12,597,446
Holcim Ltd.	149,811	11,627,001
Nestle SA	329,293	21,729,015
Novartis AG	384,742	27,568,970
Roche Holding AG	167,951	41,557,847
Syngenta AG	50,782	19,927,081
UBS AG	867,874	15,094,931
		163,590,616
TAIWAN — 1.2%
HTC Corp.	481,000	4,406,558
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	873,679	16,302,850
		20,709,408
THAILAND — 0.4%
Kasikornbank PCL NVDR	991,500	6,347,286
TURKEY — 0.6%
Turkiye Garanti Bankasi AS	2,147,179	11,020,282
UNITED KINGDOM — 19.2%
ARM Holdings plc	769,294	11,230,522
Ashtead Group plc	1,386,548	13,010,223
Associated British Foods plc	304,739	8,319,432
BG Group plc	1,219,106	22,187,553
British American Tobacco plc	424,014	23,287,363
Burberry Group plc	509,555	11,105,959
Capita Group plc (The)	1,453,504	21,175,987
Compass Group plc	701,351	9,204,947
Experian plc	718,554	13,194,382
HSBC Holdings plc (Hong Kong)	2,161,405	23,694,964
InterContinental Hotels Group plc	186,143	5,364,168
Kingfisher plc	1,819,550	9,521,619
Lloyds Banking Group plc(1)	19,634,515	18,017,227
National Grid plc	850,320	10,060,380
Rio Tinto plc	328,008	14,152,445
Rolls-Royce Holdings plc	1,034,197	18,704,424
Rolls-Royce Holdings plc Preference Shares(1)	123,069,443	186,992
Schroders plc	570,663	20,255,505

9

Shares	Value

Standard Chartered plc	401,341	$ 9,228,909
Telecity Group plc	808,555	11,887,543
Unilever plc	727,264	30,570,094
Whitbread plc	439,117	19,033,980
Wolseley plc	310,116	15,713,411
		339,108,029
TOTAL COMMON STOCKS (Cost $1,341,238,340)		1,733,672,895
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $3,448,650), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $3,384,206)		3,384,192
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $10,389,797), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $10,192,075)		10,192,067
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $3,905,063), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $3,823,186)		3,823,180
SSgA U.S. Government Money Market Fund	80	80
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,399,519)		17,399,519
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $1,358,637,859)		1,751,072,414
OTHER ASSETS AND LIABILITIES — 0.8%		14,037,624
TOTAL NET ASSETS — 100.0%		$1,765,110,038

Market Sector Diversification
(as a % of net assets)
Financials	17.4%
Industrials	16.0%
Consumer Discretionary	15.5%
Consumer Staples	13.5%
Health Care	10.8%
Information Technology	10.0%
Materials	9.1%
Energy	3.3%
Telecommunication Services	2.0%
Utilities	0.6%
Cash and Equivalents*	1.8%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depositary Receipt

OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,358,637,859)	$1,751,072,414
Foreign currency holdings, at value (cost of $1,729,190)	1,726,656
Receivable for investments sold	13,121,194
Receivable for capital shares sold	728,024
Dividends and interest receivable	8,834,492
Other assets	1,133,704
1,776,616,484

Liabilities
Payable for investments purchased	8,154,792
Payable for capital shares redeemed	1,464,278
Accrued management fees	1,836,595
Distribution and service fees payable	50,781
11,506,446

Net Assets	$1,765,110,038

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,471,042,025
Undistributed net investment income	6,933,781
Accumulated net realized loss	(105,314,798)
Net unrealized appreciation	392,449,030
$1,765,110,038

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,361,894,780	110,878,665	$12.28
Institutional Class, $0.01 Par Value	$164,221,111	13,438,944	$12.22
A Class, $0.01 Par Value	$233,931,100	18,921,179	$12.36	*
C Class, $0.01 Par Value	$2,826,862	232,479	$12.16
R Class, $0.01 Par Value	$2,236,185	179,283	$12.47

*Maximum offering price $13.11 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,264,198)	$26,368,532
Interest	812
26,369,344

Expenses:
Management fees	10,321,708
Distribution and service fees:
A Class	262,525
C Class	13,584
R Class	6,079
Directors’ fees and expenses	33,734
Other expenses	14,311
10,651,941

Net investment income (loss)	15,717,403

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	110,765,719
Foreign currency transactions	(361,075)
110,404,644

Change in net unrealized appreciation (depreciation) on:
Investments	44,649,714
Translation of assets and liabilities in foreign currencies	(230,991)
44,418,723

Net realized and unrealized gain (loss)	154,823,367

Net Increase (Decrease) in Net Assets Resulting from Operations	$170,540,770

 See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$15,717,403	$21,299,200
Net realized gain (loss)	110,404,644	73,341,568
Change in net unrealized appreciation (depreciation)	44,418,723	124,258,698
Net increase (decrease) in net assets resulting from operations	170,540,770	218,899,466

Distributions to Shareholders
From net investment income:
Investor Class	(20,623,148)	(13,149,175)
Institutional Class	(2,775,151)	(1,737,113)
A Class	(2,541,575)	(1,045,144)
C Class	(22,786)	—
R Class	(23,701)	(2,865)
Decrease in net assets from distributions	(25,986,361)	(15,934,297)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	8,635,264	(72,934,859)

Redemption Fees
Increase in net assets from redemption fees	30,448	25,535

Net increase (decrease) in net assets	153,220,121	130,055,845

Net Assets
Beginning of period	1,611,889,917	1,481,834,072
End of period	$1,765,110,038	$1,611,889,917

Undistributed net investment income	$6,933,781	$17,202,739

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

14

to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.10% to 1.50% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.23% for the Investor Class, A Class, C Class and R Class and 1.03% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 17% of the shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $867,554,398 and $883,871,502, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		1,050,000,000
Sold	5,544,683	$66,093,119	9,540,301	$99,145,757
Issued in reinvestment of distributions	1,715,577	19,900,407	1,289,908	12,769,602
Redeemed	(8,870,514)	(105,815,793)	(18,475,303)	(191,498,787)
	(1,610,254)	(19,822,267)	(7,645,094)	(79,583,428)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	1,828,968	21,653,686	3,648,208	37,988,069
Issued in reinvestment of distributions	237,368	2,753,024	174,599	1,721,641
Redeemed	(1,128,060)	(13,513,863)	(2,828,496)	(29,753,415)
	938,276	10,892,847	994,311	9,956,295
A Class/Shares Authorized	150,000,000		125,000,000
Sold	3,042,882	37,368,919	3,603,895	36,787,526
Issued in reinvestment of distributions	215,947	2,503,930	102,434	1,020,551
Redeemed	(1,858,983)	(22,158,264)	(3,616,301)	(39,295,456)
	1,399,846	17,714,585	90,028	(1,487,379)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	21,305	251,809	11,788	123,154
Issued in reinvestment of distributions	1,715	19,472	—	—
Redeemed	(14,712)	(176,883)	(66,460)	(667,358)
	8,308	94,398	(54,672)	(544,204)
R Class/Shares Authorized	5,000,000		5,000,000
Sold	22,695	273,693	41,567	440,298
Issued in reinvestment of distributions	1,862	21,632	250	2,536
Redeemed	(43,501)	(539,624)	(166,772)	(1,718,977)
	(18,944)	(244,299)	(124,955)	(1,276,143)
Net increase (decrease)	717,232	$ 8,635,264	(6,740,382)	$(72,934,859)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$51,867,427	$1,681,805,468	—
Temporary Cash Investments	80	17,399,439	—
Total Value of Investment Securities	$51,867,507	$1,699,204,907	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,381,732,152
Gross tax appreciation of investments	$384,482,939
Gross tax depreciation of investments	(15,142,677)
Net tax appreciation (depreciation) of investments	$369,340,262

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(188,216,307), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(6,402,967) and $(181,813,340) expire in 2016 and 2017, respectively.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$11.27	0.11	1.08	1.19	(0.18)	—	(0.18)	$12.28	10.70%	1.23	%(4)	1.85	%(4)	51%	$1,361,895
2012	$9.90	0.15	1.33	1.48	(0.11)	—	(0.11)	$11.27	15.10%	1.29%		1.41%		106%	$1,268,251
2011	$10.30	0.10	(0.35)	(0.25)	(0.15)	—	(0.15)	$9.90	(2.57)%	1.32%		0.95%		125%	$1,189,245
2010	$9.75	0.09	0.61	0.70	(0.15)	—	(0.15)	$10.30	7.28%	1.35%		0.87%		130%	$1,320,906
2009	$7.15	0.09	2.64	2.73	(0.13)	—	(0.13)	$9.75	38.66%	1.38%		1.18%		151%	$1,279,615
2008	$14.87	0.14	(6.96)	(6.82)	(0.11)	(0.79)	(0.90)	$7.15	(48.67)%	1.31%		1.18%		144%	$1,018,753
Institutional Class
2013(3)	$11.24	0.12	1.08	1.20	(0.22)	—	(0.22)	$12.22	10.84%	1.03	%(4)	2.05	%(4)	51%	$164,221
2012	$9.89	0.17	1.33	1.50	(0.15)	—	(0.15)	$11.24	15.28%	1.09%		1.61%		106%	$140,446
2011	$10.30	0.12	(0.33)	(0.21)	(0.20)	—	(0.20)	$9.89	(2.27)%	1.12%		1.15%		125%	$113,741
2010	$9.78	0.10	0.61	0.71	(0.19)	—	(0.19)	$10.30	7.38%	1.15%		1.07%		130%	$98,610
2009	$7.17	0.11	2.64	2.75	(0.14)	—	(0.14)	$9.78	38.96%	1.18%		1.38%		151%	$66,920
2008	$14.91	0.15	(6.96)	(6.81)	(0.14)	(0.79)	(0.93)	$7.17	(48.55)%	1.11%		1.38%		144%	$37,160

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2013(3)	$11.33	0.10	1.08	1.18	(0.15)	—	(0.15)	$12.36	10.57%	1.48	%(4)	1.60	%(4)	51%	$233,931
2012	$9.92	0.12	1.35	1.47	(0.06)	—	(0.06)	$11.33	14.80%	1.54%		1.16%		106%	$198,434
2011	$10.29	0.08	(0.35)	(0.27)	(0.10)	—	(0.10)	$9.92	(2.76)%	1.57%		0.70%		125%	$172,901
2010	$9.72	0.06	0.61	0.67	(0.10)	—	(0.10)	$10.29	6.98%	1.60%		0.62%		130%	$183,990
2009	$7.13	0.07	2.63	2.70	(0.11)	—	(0.11)	$9.72	38.30%	1.63%		0.93%		151%	$177,804
2008	$14.82	0.11	(6.94)	(6.83)	(0.07)	(0.79)	(0.86)	$7.13	(48.79)%	1.56%		0.93%		144%	$140,798
C Class
2013(3)	$11.14	0.05	1.07	1.12	(0.10)	—	(0.10)	$12.16	10.14%	2.23	%(4)	0.85	%(4)	51%	$2,827
2012	$9.77	0.04	1.33	1.37	—	—	—	$11.14	14.02%	2.29%		0.41%		106%	$2,497
2011	$10.13	— (6)	(0.36)	(0.36)	—	—	—	$9.77	(3.55)%	2.32%		(0.05)%		125%	$2,725
2010	$9.54	(0.01)	0.60	0.59	—	—	—	$10.13	6.18%	2.35%		(0.13)%		130%	$2,691
2009	$7.00	0.01	2.59	2.60	(0.06)	—	(0.06)	$9.54	37.29%	2.38%		0.18%		151%	$3,051
2008	$14.60	0.02	(6.83)	(6.81)	—	(0.79)	(0.79)	$7.00	(49.18)%	2.31%		0.18%		144%	$3,210
R Class
2013(3)	$11.41	0.08	1.10	1.18	(0.12)	—	(0.12)	$12.47	10.40%	1.73	%(4)	1.35	%(4)	51%	$2,236
2012	$9.97	0.10	1.35	1.45	(0.01)	—	(0.01)	$11.41	14.56%	1.79%		0.91%		106%	$2,262
2011	$10.32	0.05	(0.36)	(0.31)	(0.04)	—	(0.04)	$9.97	(3.05)%	1.82%		0.45%		125%	$3,222
2010	$9.72	0.03	0.62	0.65	(0.05)	—	(0.05)	$10.32	6.75%	1.85%		0.37%		130%	$4,381
2009	$7.13	0.06	2.62	2.68	(0.09)	—	(0.09)	$9.72	37.97%	1.88%		0.68%		151%	$5,436
2008	$14.81	0.09	(6.96)	(6.87)	(0.02)	(0.79)	(0.81)	$7.13	(48.92)%	1.81%		0.68%		144%	$2,727

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

22

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78941 1307

SEMIANNUAL REPORT              MAY 31, 2013

International Opportunities Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	AIOIX	15.70%	35.65%	2.71%	14.94%	13.09%	6/1/01
MSCI All Country World ex-U.S. Small Cap Growth Index	—	9.43%	23.16%	0.68%	11.35%	7.71%	—
Institutional Class	ACIOX	15.78%	35.96%	2.93%	15.19%	15.93%	1/9/03
A Class No sales charge* With sales charge*	AIVOX	15.60% 9.01%	35.37% 27.61%	— —	— —	13.40% 11.33%	3/1/10
C Class No sales charge* With sales charge*	AIOCX	15.22% 14.22%	34.33% 34.33%	— —	— —	12.58% 12.58%	3/1/10
R Class	AIORX	15.49%	34.87%	—	—	13.14%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.87%	1.67%	2.12%	2.87%	2.37%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
Banca Generali SpA	2.5%
Pandora A/S	2.3%
Ashtead Group plc	2.0%
Techtronic Industries Co.	1.7%
Bellway plc	1.7%
Barratt Developments plc	1.7%
Flight Centre Ltd.	1.6%
Wirecard AG	1.6%
Eurofins Scientific	1.4%
AarhusKarlshamn AB	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	96.9%
Exchange-Traded Funds	0.5%
Total Equity Exposure	97.4%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
Japan	20.1%
United Kingdom	17.0%
Taiwan	6.4%
Germany	5.5%
China	4.5%
Australia	3.8%
Hong Kong	3.8%
France	3.7%
Denmark	3.6%
South Korea	2.9%
Italy	2.9%
Sweden	2.7%
Switzerland	2.5%
Norway	2.5%
Brazil	2.1%
Canada	2.0%
Indonesia	2.0%
Other Countries	8.9%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	2.6%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,157.00	$9.73	1.81%
Institutional Class	$1,000	$1,157.80	$8.66	1.61%
A Class	$1,000	$1,156.00	$11.07	2.06%
C Class	$1,000	$1,152.20	$15.08	2.81%
R Class	$1,000	$1,154.90	$12.41	2.31%
Hypothetical
Investor Class	$1,000	$1,015.91	$9.10	1.81%
Institutional Class	$1,000	$1,016.90	$8.10	1.61%
A Class	$1,000	$1,014.66	$10.35	2.06%
C Class	$1,000	$1,010.92	$14.09	2.81%
R Class	$1,000	$1,013.41	$11.60	2.31%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 96.9%
AUSTRALIA — 3.8%
carsales.com Ltd.	143,940	$1,256,850
Flight Centre Ltd.	57,370	2,143,072
McMillan Shakespeare Ltd.	55,940	902,530
Regis Resources Ltd.(1)	174,170	662,350
		4,964,802
BRAZIL — 2.1%
Estacio Participacoes SA	201,900	1,565,767
Mills Estruturas e Servicos de Engenharia SA	76,700	1,251,236
		2,817,003
CAMBODIA — 0.7%
NagaCorp Ltd.	1,154,000	943,320
CANADA — 2.0%
CCL Industries, Inc. Class B	9,480	603,776
Detour Gold Corp.(1)	14,500	149,370
Norbord, Inc.	25,140	822,521
West Fraser Timber Co. Ltd.	14,000	1,039,923
		2,615,590
CHINA — 4.5%
Anton Oilfield Services Group	898,000	769,042
China Overseas Grand Oceans Group Ltd.	612,750	883,166
CIMC Enric Holdings Ltd.	628,000	850,365
Hilong Holding Ltd.	553,000	344,129
Ju Teng International Holdings Ltd.	1,622,000	1,060,566
Minth Group Ltd.	593,658	1,018,903
Sunny Optical Technology Group Co. Ltd.	694,160	986,846
		5,913,017
DENMARK — 3.6%
Pandora A/S	87,540	3,038,446
SimCorp A/S	5,550	1,705,581
		4,744,027
FRANCE — 3.7%
Altran Technologies SA(1)	154,800	1,222,220
Eurofins Scientific	9,420	1,846,873
Ingenico	11,940	804,236
Teleperformance SA	21,970	1,029,566
		4,902,895
GERMANY — 5.5%
Aareal Bank AG(1)	42,800	1,057,407
Duerr AG	25,320	1,644,896
KUKA AG(1)	18,990	906,804
SAF-Holland SA(1)	54,158	545,626
TAG Immobilien AG	78,990	908,406
Wirecard AG	72,640	2,107,368
		7,170,507
HONG KONG — 3.8%
Dah Sing Banking Group Ltd.	761,600	942,330
Emperor Watch & Jewellery Ltd.	6,629,867	660,460
Man Wah Holdings Ltd.	1,008,400	1,056,248
Techtronic Industries Co.	882,500	2,274,303
		4,933,341
INDIA — 1.7%
Apollo Hospitals Enterprise Ltd.	40,940	729,353
Mahindra & Mahindra Financial Services Ltd.	188,529	841,674
McLeod Russel India Ltd.	131,680	688,795
		2,259,822
INDONESIA — 2.0%
PT Erajaya Swasembada Tbk(1)	2,067,500	727,988
PT Lippo Karawaci Tbk	3,839,000	719,436
PT Pakuwon Jati Tbk	27,029,000	1,156,849
		2,604,273
IRELAND — 1.3%
Grafton Group plc	94,590	661,739
Smurfit Kappa Group plc	65,260	1,088,748
		1,750,487
ITALY — 2.9%
Banca Generali SpA	149,640	3,249,219
Salvatore Ferragamo Italia SpA	16,401	515,938
		3,765,157
JAPAN — 20.1%
Aica Kogyo Co. Ltd.	60,300	1,128,983
Aida Engineering Ltd.	125,100	929,852
Anritsu Corp.	48,100	653,111
Calbee, Inc.	11,500	1,104,222
Calsonic Kansei Corp.	161,000	693,168
Daifuku Co. Ltd.	134,500	1,174,803
Don Quijote Co. Ltd.	20,900	944,500
F.C.C. Co. Ltd.	40,100	930,615
Horiba Ltd.	25,500	910,574
Japan Aviation Electronics Industry Ltd.	100,000	982,725
Jin Co. Ltd.	17,000	869,041
Kansai Paint Co. Ltd.	95,000	1,239,280
M3, Inc.	470	1,015,644
MISUMI Group, Inc.	42,800	1,103,570
MonotaRO Co. Ltd.	30,580	833,298

8

	Shares	Value
Nihon Kohden Corp.	24,800	$889,910
Pigeon Corp.	14,700	1,178,914
Ryohin Keikaku Co. Ltd.	12,700	946,844
Sanwa Holdings Corp.	204,000	1,079,596
Seria Co. Ltd.	32,000	810,604
Seven Bank Ltd.	327,900	1,156,432
Ship Healthcare Holdings, Inc.	25,100	911,670
Sundrug Co. Ltd.	21,200	811,445
Tadano Ltd.	89,000	1,043,390
THK Co. Ltd.	43,400	924,775
Tokyu Livable, Inc.	41,000	803,089
Toshiba Plant Systems & Services Corp.	68,000	984,721
Yaskawa Electric Corp.	32,000	389,978
		26,444,754
MEXICO — 0.7%
Compartamos SAB de CV	537,330	866,237
NEW ZEALAND — 0.7%
Trade Me Ltd.	231,200	901,123
NORWAY — 2.5%
Fred Olsen Energy ASA	26,208	1,102,497
Norwegian Air Shuttle AS(1)	27,590	1,381,895
Petroleum Geo-Services ASA	51,440	760,316
		3,244,708
SINGAPORE — 1.8%
Ezion Holdings Ltd.	802,000	1,441,088
OSIM International Ltd.	573,000	915,522
		2,356,610
SOUTH KOREA — 2.9%
Kolao Holdings	47,742	1,347,928
Partron Co. Ltd.	73,120	1,608,365
Sung Kwang Bend Co. Ltd.	37,240	913,246
		3,869,539
SWEDEN — 2.7%
AarhusKarlshamn AB	32,600	1,713,293
Hexpol AB	9,800	602,832
Intrum Justitia AB	15,610	326,931
Meda AB A Shares	73,280	937,838
		3,580,894
SWITZERLAND — 2.5%
AMS AG	13,530	1,303,096
GAM Holding AG	54,920	951,555
Temenos Group AG	47,650	1,050,053
		3,304,704
TAIWAN — 6.4%
AirTAC International Group	203,000	1,077,081
Chailease Holding Co. Ltd.	506,000	1,516,046
Chipbond Technology Corp.	430,000	1,147,280
Ginko International Co. Ltd.	52,425	885,673
Makalot Industrial Co. Ltd.	322,000	1,498,967
Teco Electric and Machinery Co. Ltd.	987,000	1,052,911
Vanguard International Semiconductor Corp.	954,000	1,172,761
		8,350,719
THAILAND — 1.2%
Jasmine International PCL	3,023,700	909,605
Minor International PCL	738,900	655,582
		1,565,187
TURKEY — 0.8%
Bizim Toptan Satis Magazalari AS	18,600	318,292
Pegasus Hava Tasimaciligi AS(1)	61,920	692,776
		1,011,068
UNITED KINGDOM — 17.0%
Ashtead Group plc	274,320	2,573,993
ASOS plc(1)	18,290	1,079,307
Barratt Developments plc(1)	459,500	2,202,164
Bellway plc	115,680	2,237,212
Bodycote plc	121,993	1,019,518
Close Brothers Group plc	54,700	821,357
Countrywide plc(1)	192,930	1,371,073
Dixons Retail plc(1)	523,350	325,558
EnQuest plc(1)	298,817	582,863
Great Portland Estates plc	114,456	959,393
Howden Joinery Group plc	239,856	843,355
John Wood Group plc	62,440	807,797
Keller Group plc	46,440	667,125
Lancashire Holdings Ltd.	55,260	666,944
Restaurant Group plc (The)	68,120	535,628
Rotork plc	28,360	1,219,204
Spectris plc	33,590	1,054,935
Spirax-Sarco Engineering plc	15,588	668,805
Telecity Group plc	91,810	1,349,810
UBM plc	116,950	1,276,399
		22,262,440
TOTAL COMMON STOCKS (Cost $99,720,929)		127,142,224
Exchange-Traded Funds — 0.5%
Market Vectors Junior Gold Miners ETF (Cost $829,914)	48,440	580,311

9

Value
Temporary Cash Investments — 2.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $608,417), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $597,047)	$597,045
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,832,985), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $1,798,103)	1,798,102
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $688,938), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $674,496)	674,495
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,069,642)	3,069,642
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $103,620,485)	130,792,177
OTHER ASSETS AND LIABILITIES — 0.3%	433,815
TOTAL NET ASSETS — 100.0%	$131,225,992

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	24.9%
Industrials	21.3%
Information Technology	16.4%
Financials	14.4%
Health Care	5.6%
Materials	4.7%
Energy	4.5%
Consumer Staples	4.4%
Telecommunication Services	0.7%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	2.6%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $103,620,485)	$130,792,177
Foreign currency holdings, at value (cost of $242,572)	243,479
Receivable for investments sold	3,023,888
Receivable for capital shares sold	72,054
Dividends and interest receivable	443,101
Other assets	35,410
134,610,109

Liabilities
Payable for investments purchased	2,973,881
Payable for capital shares redeemed	210,145
Accrued management fees	199,064
Distribution and service fees payable	1,027
3,384,117

Net Assets	$131,225,992

Net Assets Consist of:
Capital (par value and paid-in surplus)	$121,123,502
Disbursements in excess of net investment income	(780,111)
Accumulated net realized loss	(16,270,003)
Net unrealized appreciation	27,152,604
$131,225,992

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$127,466,750	15,580,668	$8.18
Institutional Class, $0.01 Par Value	$51,888	6,288	$8.25
A Class, $0.01 Par Value	$2,965,535	362,927	$8.17	*
C Class, $0.01 Par Value	$206,814	25,529	$8.10
R Class, $0.01 Par Value	$535,005	65,570	$8.16

*Maximum offering price $8.67 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $112,285)	$1,298,008
Interest (net of foreign taxes withheld of $598)	1,673
1,299,681

Expenses:
Management fees	1,042,664
Distribution and service fees:
A Class	3,003
C Class	868
R Class	817
Directors’ fees and expenses	2,071
1,049,423

Net investment income (loss)	250,258

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,646,949
Foreign currency transactions	(49,880)
7,597,069

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $47,735)	8,729,128
Translation of assets and liabilities in foreign currencies	(11,001)
8,718,127

Net realized and unrealized gain (loss)	16,315,196

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,565,454

 See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$250,258	$(45,624)
Net realized gain (loss)	7,597,069	2,514,219
Change in net unrealized appreciation (depreciation)	8,718,127	14,114,699
Net increase (decrease) in net assets resulting from operations	16,565,454	16,583,294

Distributions to Shareholders
From net investment income:
Investor Class	(1,124,548)	—
Institutional Class	(576)	—
A Class	(18,389)	—
R Class	(2,420)	—
Decrease in net assets from distributions	(1,145,933)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	14,147,652	(9,996,725)

Redemption Fees
Increase in net assets from redemption fees	5,813	10,012

Net increase (decrease) in net assets	29,572,986	6,596,581

Net Assets
Beginning of period	101,653,006	95,056,425
End of period	$131,225,992	$101,653,006

Undistributed (disbursements in excess of) net investment income	$(780,111)	$115,564

 See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been

14

declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.40% to 2.00% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.81% for the Investor Class, A Class, C Class and R Class and 1.61% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $69,739,361 and $57,932,969, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	3,176,194	$24,441,553	2,109,432	$14,203,067
Issued in reinvestment of distributions	141,042	1,093,076	—	—
Redeemed	(1,660,062)	(12,546,075)	(3,181,158)	(20,189,831)
	1,657,174	12,988,554	(1,071,726)	(5,986,764)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	74	576	—	—
A Class/Shares Authorized	10,000,000		10,000,000
Sold	123,387	958,189	1,026,155	6,432,614
Issued in reinvestment of distributions	2,339	18,102	—	—
Redeemed	(33,896)	(260,252)	(1,615,573)	(10,475,816)
	91,830	716,039	(589,418)	(4,043,202)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	11,431	86,285	7,856	49,388
Redeemed	(3,315)	(25,964)	(7,789)	(47,347)
	8,116	60,321	67	2,041
R Class/Shares Authorized	10,000,000		10,000,000
Sold	55,479	422,000	11,475	75,424
Issued in reinvestment of distributions	313	2,420	—	—
Redeemed	(5,604)	(42,258)	(6,319)	(44,224)
	50,188	382,162	5,156	31,200
Net increase (decrease)	1,807,382	$14,147,652	(1,655,921)	$(9,996,725)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	—	$127,142,224	—
Exchange-Traded Funds	$580,311	—	—
Temporary Cash Investments	—	3,069,642	—
Total Value of Investment Securities	$580,311	$130,211,866	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$103,901,598
Gross tax appreciation of investments	$28,327,273
Gross tax depreciation of investments	(1,436,694)
Net tax appreciation (depreciation) of investments	$26,890,579

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(23,638,878), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(11,863,521) and $(11,775,357) expire in 2016 and 2017, respectively.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$7.14	0.02	1.10	1.12	(0.08)	—	(0.08)	$8.18	15.70%	1.81	%(4)	0.44	%(4)	51%	$127,467
2012	$5.98	— (5)	1.16	1.16	—	—	—	$7.14	19.40%	1.87%		(0.04)%		127%	$99,445
2011	$6.29	(0.01)	(0.27)	(0.28)	(0.03)	—	(0.03)	$5.98	(4.57)%	1.83%		(0.17)%		146%	$89,708
2010	$5.49	(0.03)	0.94	0.91	(0.11)	—	(0.11)	$6.29	16.72%	1.89%		(0.52)%		209%	$102,739
2009	$3.70	(0.02)	1.81	1.79	—	—	—	$5.49	48.38%	1.95%		(0.52)%		244%	$92,968
2008	$11.37	0.05	(5.06)	(5.01)	(0.05)	(2.61)	(2.66)	$3.70	(56.46)%	1.87%		0.72%		206%	$65,541
Institutional Class
2013(3)	$7.21	0.02	1.11	1.13	(0.09)	—	(0.09)	$8.25	15.78%	1.61	%(4)	0.64	%(4)	51%	$52
2012	$6.03	0.01	1.17	1.18	—	—	—	$7.21	19.57%	1.67%		0.16%		127%	$45
2011	$6.34	— (5)	(0.27)	(0.27)	(0.04)	—	(0.04)	$6.03	(4.35)%	1.63%		0.03%		146%	$37
2010	$5.54	(0.02)	0.95	0.93	(0.13)	—	(0.13)	$6.34	17.04%	1.69%		(0.32)%		209%	$39
2009	$3.72	(0.04)	1.86	1.82	—	—	—	$5.54	48.92%	1.75%		(0.32)%		244%	$33
2008	$11.44	0.07	(5.10)	(5.03)	(0.08)	(2.61)	(2.69)	$3.72	(56.44)%	1.67%		0.92%		206%	$1,245
A Class
2013(3)	$7.12	0.01	1.10	1.11	(0.06)	—	(0.06)	$8.17	15.60%	2.06	%(4)	0.19	%(4)	51%	$2,966
2012	$5.98	(0.04)	1.18	1.14	—	—	—	$7.12	19.06%	2.12%		(0.29)%		127%	$1,931
2011	$6.29	(0.04)	(0.26)	(0.30)	(0.01)	—	(0.01)	$5.98	(4.81)%	2.10%		(0.44)%		146%	$5,147
2010(6)	$5.51	(0.02)	0.84	0.82	(0.04)	—	(0.04)	$6.29	14.87%	2.14	%(4)	(0.45	)%(4)	209% (7)	$92

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2013(3)	$7.04	(0.02)	1.08	1.06	—	—	—	$8.10	15.22%	2.81	%(4)	(0.56	)%(4)	51%	$207
2012	$5.95	(0.06)	1.15	1.09	—	—	—	$7.04	18.15%	2.87%		(1.04)%		127%	$123
2011	$6.30	(0.06)	(0.29)	(0.35)	—	—	—	$5.95	(5.56)%	2.83%		(1.17)%		146%	$103
2010(6)	$5.51	(0.05)	0.84	0.79	—	—	—	$6.30	14.34%	2.89	%(4)	(1.19	)%(4)	209% (7)	$44
R Class
2013(3)	$7.10	0.03	1.07	1.10	(0.04)	—	(0.04)	$8.16	15.49%	2.31	%(4)	(0.06	)%(4)	51%	$535
2012	$5.98	(0.03)	1.15	1.12	—	—	—	$7.10	18.73%	2.37%		(0.54)%		127%	$109
2011	$6.30	(0.04)	(0.28)	(0.32)	—	—	—	$5.98	(5.08)%	2.33%		(0.67)%		146%	$61
2010(6)	$5.51	(0.03)	0.84	0.81	(0.02)	—	(0.02)	$6.30	14.77%	2.39	%(4)	(0.69	)%(4)	209% (7)	$51

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	March 1, 2010 (commencement of sale) through November 30, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

21

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78946 1307

SEMIANNUAL REPORT              MAY 31, 2013

International Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(3)	5 years	10 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	MEQAX	9.87% 3.59%	31.87% 24.25%	-1.76% -2.92%	8.11%(2) 7.47%(2)	3.99%(2) 3.61%(2)	3/31/97
MSCI EAFE Value Index	—	11.28%	34.05%	-2.11%	8.40%	5.61%	—
Investor Class	ACEVX	9.91%	32.04%	-1.54%	—	2.45%	4/3/06
Institutional Class	ACVUX	10.15%	32.35%	-1.33%	—	2.66%	4/3/06
C Class No sales charge* With sales charge*	ACCOX	9.48% 8.48%	30.88% 30.88%	-2.50% -2.50%	— —	1.44% 1.44%	4/3/06
R Class	ACVRX	9.63%	31.48%	-2.02%	—	1.94%	4/3/06

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006, is that of the Mason Street International Equity Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the fees had not been waived.

(3)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.31%	1.11%	1.56%	2.31%	1.81%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
HSBC Holdings plc(1)	4.8%
Royal Dutch Shell plc B Shares	2.8%
Total SA	2.7%
Westpac Banking Corp.	2.4%
Allianz SE	2.2%
AstraZeneca plc	2.1%
Banco Santander SA	2.1%
Sanofi	2.1%
Commonwealth Bank of Australia	2.1%
Australia & New Zealand Banking Group Ltd.	2.1%
(1)Includes shares traded on all exchanges.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.1%
Exchange-Traded Funds	0.5%
Total Equity Exposure	98.6%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.9%

Investments by Country	% of net assets
United Kingdom	22.1%
Japan	20.3%
France	10.3%
Australia	9.0%
Germany	7.4%
Switzerland	5.9%
Spain	4.1%
Italy	4.1%
Hong Kong	3.5%
Sweden	2.3%
Netherlands	2.0%
Other Countries	7.1%
Exchange-Traded Funds	0.5%
Cash and Equivalents(2)	1.4%

(2)	Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,099.10	$6.86	1.31%
Institutional Class	$1,000	$1,101.50	$5.82	1.11%
A Class	$1,000	$1,098.70	$8.16	1.56%
C Class	$1,000	$1,094.80	$12.06	2.31%
R Class	$1,000	$1,096.30	$9.46	1.81%
Hypothetical
Investor Class	$1,000	$1,018.40	$6.59	1.31%
Institutional Class	$1,000	$1,019.40	$5.59	1.11%
A Class	$1,000	$1,017.15	$7.85	1.56%
C Class	$1,000	$1,013.41	$11.60	2.31%
R Class	$1,000	$1,015.91	$9.10	1.81%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.1%
AUSTRALIA — 9.0%
Australia & New Zealand Banking Group Ltd.	22,500	$586,833
Commonwealth Bank of Australia	9,400	595,459
National Australia Bank Ltd.	13,645	375,907
Telstra Corp. Ltd.	75,447	341,268
Westpac Banking Corp.	25,200	676,866
		2,576,333
AUSTRIA — 1.3%
Oesterreichische Post AG	5,976	245,905
Raiffeisen Bank International AG	3,550	119,782
		365,687
BELGIUM — 1.1%
Ageas	7,278	264,881
KBC Groep NV	1,530	59,573
		324,454
DENMARK — 0.1%
Coloplast A/S B Shares	500	28,434
FINLAND — 0.3%
UPM-Kymmene Oyj	7,250	77,282
FRANCE — 10.3%
Bouygues SA	3,804	100,198
CNP Assurances	17,570	263,262
GDF Suez	16,200	326,747
Sanofi	5,800	609,953
Technicolor SA(1)	11,700	49,187
Total SA	15,330	760,340
UbiSoft Entertainment SA(1)	18,851	244,980
Valeo SA	2,198	145,952
Veolia Environnement SA	4,100	50,389
Vinci SA	4,179	211,663
Vivendi SA	10,025	193,612
		2,956,283
GERMANY — 7.4%
Allianz SE	4,000	618,180
BASF SE	2,919	285,226
Bayer AG	850	91,434
Deutsche Lufthansa AG(1)	5,200	112,264
Deutsche Telekom AG	7,993	91,358
E.ON AG	2,290	38,745
Gildemeister AG	7,217	167,282
Metro AG	2,155	73,276
ProSiebenSat.1 Media AG Preference Shares	9,060	362,951
Rheinmetall AG	550	27,685
Siemens AG	1,680	178,554
TUI AG(1)	4,500	55,253
		2,102,208
GREECE — 0.3%
OPAP SA	9,800	80,877
HONG KONG — 3.5%
BOC Hong Kong Holdings Ltd.	100,000	330,275
Champion REIT	79,000	37,473
Link Real Estate Investment Trust (The)	12,500	64,419
MGM China Holdings Ltd.	103,600	276,181
Wharf Holdings Ltd.	33,000	290,856
		999,204
ISRAEL — 0.5%
Bank Hapoalim BM(1)	10,499	48,477
Delek Group Ltd.	340	87,476
		135,953
ITALY — 4.1%
Enel SpA	114,445	431,087
ENI SpA	24,491	553,802
Mediaset SpA(1)	17,062	52,217
Prysmian SpA	1,573	33,368
Telecom Italia SpA	131,800	101,923
		1,172,397
JAPAN — 20.3%
Aisin Seiki Co. Ltd.	3,900	141,225
Alfresa Holdings Corp.	1,600	83,469
Bridgestone Corp.	2,400	77,291
Central Japan Railway Co.	1,400	152,727
Chiyoda Corp.	21,000	227,561
Daihatsu Motor Co. Ltd.	15,000	318,558
Daikyo, Inc.	12,000	35,844
Daiwa House Industry Co. Ltd.	7,000	131,409
Dena Co. Ltd.	1,500	31,647
Fuji Heavy Industries Ltd.	9,000	202,113
Hino Motors Ltd.	2,000	28,422
Japan Airlines Co. Ltd.	800	41,106
Japan Tobacco, Inc.	6,400	216,766
JGC Corp.	10,000	333,720
KDDI Corp.	8,600	388,673
Koito Manufacturing Co. Ltd.	2,000	36,485
Maeda Road Construction Co. Ltd.	2,000	26,584
Mitsubishi Shokuhin Co. Ltd.	3,000	73,884
Mitsubishi UFJ Financial Group, Inc.	20,800	122,832

	Shares	Value
Mitsui Engineering & Shipbuilding Co. Ltd.	153,000	$248,205
Nippon Shokubai Co. Ltd.	1,000	9,792
Nippon Telegraph & Telephone Corp.	8,600	423,912
Nissan Chemical Industries Ltd.	4,500	54,578
NTT Data Corp.	66	221,251
Park24 Co. Ltd.	2,600	48,117
Resona Holdings, Inc.	65,700	291,709
Resorttrust, Inc.	1,100	29,457
Sumitomo Metal Mining Co. Ltd.	23,000	289,635
Sumitomo Mitsui Trust Holdings, Inc.	72,000	297,973
T&D Holdings, Inc.	15,400	187,472
Takeda Pharmaceutical Co., Ltd.	7,500	332,021
Toshiba TEC Corp.	47,000	240,747
Toyoda Gosei Co. Ltd.	13,000	314,675
TS Tech Co. Ltd.	4,500	139,301
		5,799,161
NETHERLANDS — 2.0%
BinckBank NV	7,887	72,112
ING Groep NV CVA(1)	48,586	454,249
Koninklijke Philips Electronics NV	2,130	60,193
		586,554
NEW ZEALAND — 0.4%
Telecom Corp. of New Zealand Ltd.	58,155	105,931
NORWAY — 1.0%
Statoil ASA	1,551	35,097
TGS Nopec Geophysical Co. ASA	7,600	264,812
		299,909
PORTUGAL — 0.6%
EDP – Energias de Portugal SA	51,908	166,635
SINGAPORE — 1.5%
Suntec Real Estate Investment Trust	63,000	85,977
United Overseas Bank Ltd.	21,000	354,744
		440,721
SPAIN — 4.1%
Banco Santander SA	85,106	611,377
Endesa SA	11,600	257,350
Gas Natural SDG SA	5,000	103,232
Telefonica SA(1)	15,700	215,017
		1,186,976
SWEDEN — 2.3%
Axfood AB	2,000	84,039
Industrivarden AB C Shares	6,864	117,982
Intrum Justitia AB	11,100	232,475
Tele2 AB B Shares	11,000	137,450
Telefonaktiebolaget LM Ericsson B Shares	6,627	77,508
		649,454
SWITZERLAND — 5.9%
Novartis AG	6,870	492,275
OC Oerlikon Corp. AG	1,950	23,447
Roche Holding AG	1,360	336,519
Swiss Life Holding AG	1,647	271,892
Swiss Reinsurance Co.	1,000	73,357
Zurich Financial Services AG	1,800	475,910
		1,673,400
UNITED KINGDOM — 22.1%
Afren plc(1)	125,905	246,428
AstraZeneca plc	12,027	613,551
BAE Systems plc	67,200	412,262
Beazley plc	46,284	164,497
Berendsen plc	5,800	67,111
BHP Billiton plc	1,548	44,796
Bodycote plc	23,300	194,722
BP plc	54,353	389,049
Cable & Wireless Communications plc	161,800	105,642
Catlin Group Ltd.	19,600	149,321
Centrica plc	28,700	165,446
Evraz plc	84,483	172,278
HSBC Holdings plc	104,700	1,146,880
HSBC Holdings plc (Hong Kong)	21,200	232,410
Investec plc	46,000	320,982
Lloyds Banking Group plc(1)	45,532	41,782
Marks & Spencer Group plc	10,640	75,584
Micro Focus International plc	5,000	51,827
Mondi plc	19,054	249,759
Royal Dutch Shell plc B Shares	23,425	809,300
Soco International plc(1)	6,000	35,061
Standard Chartered plc	10,682	245,635
Vodafone Group plc	134,379	389,425
		6,323,748
TOTAL COMMON STOCKS (Cost $24,858,118)		28,051,601

Shares	Value

Exchange-Traded Funds — 0.5%
iShares MSCI EAFE Value Index (Cost $154,524)	2,900	$148,161

Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $28,066), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $27,542)	27,542
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $84,554), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $82,945)	82,945
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $31,780), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $31,114)	31,114
TOTAL TEMPORARY CASH INVESTMENTS (Cost $141,601)	141,601
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $25,154,243)	28,341,363
OTHER ASSETS AND LIABILITIES — 0.9%	248,882
TOTAL NET ASSETS — 100.0%	$28,590,245

Market Sector Diversification
(as a % of net assets)
Financials	35.4%
Industrials	11.3%
Energy	10.8%
Consumer Discretionary	9.1%
Health Care	9.0%
Telecommunication Services	8.2%
Utilities	5.4%
Materials	4.1%
Information Technology	3.1%
Consumer Staples	1.7%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.4%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

CVA = Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $25,154,243)	$28,341,363
Foreign currency holdings, at value (cost of $22,992)	23,097
Receivable for capital shares sold	13,094
Dividends and interest receivable	288,482
28,666,036

Liabilities
Payable for capital shares redeemed	38,390
Accrued management fees	32,757
Distribution and service fees payable	4,644
75,791

Net Assets	$28,590,245

Net Assets Consist of:
Capital (par value and paid-in surplus)	$30,723,278
Undistributed net investment income	479,766
Accumulated net realized loss	(5,800,685)
Net unrealized appreciation	3,187,886
$28,590,245

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$12,576,783	1,592,963	$7.90
Institutional Class, $0.01 Par Value	$350,006	44,405	$7.88
A Class, $0.01 Par Value	$13,734,015	1,730,127	$7.94*
C Class, $0.01 Par Value	$1,604,044	202,072	$7.94
R Class, $0.01 Par Value	$325,397	41,117	$7.91

*Maximum offering price $8.42 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $50,976)	$712,547
Interest	56
712,603

Expenses:
Management fees	179,796
Distribution and service fees:
A Class	17,202
C Class	8,000
R Class	782
Directors’ fees and expenses	789
Other expenses	388
206,957

Net investment income (loss)	505,646

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,416,557
Foreign currency transactions	(2,634)
1,413,923

Change in net unrealized appreciation (depreciation) on:
Investments	640,838
Translation of assets and liabilities in foreign currencies	(7,313)
633,525

Net realized and unrealized gain (loss)	2,047,448

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,553,094

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$505,646	$710,604
Net realized gain (loss)	1,413,923	(700,970)
Change in net unrealized appreciation (depreciation)	633,525	2,251,767
Net increase (decrease) in net assets resulting from operations	2,553,094	2,261,401

Distributions to Shareholders
From net investment income:
Investor Class	(355,003)	(189,634)
Institutional Class	(8,858)	(5,151)
A Class	(376,552)	(231,826)
C Class	(32,740)	(10,018)
R Class	(7,869)	(3,397)
Decrease in net assets from distributions	(781,022)	(440,026)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	304,593	(300,716)

Redemption Fees
Increase in net assets from redemption fees	5,693	1,578

Net increase (decrease) in net assets	2,082,358	1,522,237

Net Assets
Beginning of period	26,507,887	24,985,650
End of period	$28,590,245	$26,507,887

Undistributed net investment income	$479,766	$755,142

 See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.10% to 1.30% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2013 was 1.30% for the Investor Class, A Class, C Class and R Class and 1.10% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $12,209,134 and $12,230,189, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2013		Year ended November 30, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	20,000,000		55,000,000
Sold	375,258	$2,963,712	436,979	$3,041,176
Issued in reinvestment of distributions	43,564	336,754	26,559	184,322
Redeemed	(234,716)	(1,849,524)	(426,926)	(2,919,238)
	184,106	1,450,942	36,612	306,260
Institutional Class/Shares Authorized	5,000,000		55,000,000
Sold	11,544	89,682	23,213	160,070
Issued in reinvestment of distributions	1,147	8,858	744	5,151
Redeemed	(40)	(311)	(27,852)	(184,191)
	12,651	98,229	(3,895)	(18,970)
A Class/Shares Authorized	25,000,000		45,000,000
Sold	207,959	1,637,860	433,036	3,041,411
Issued in reinvestment of distributions	47,565	370,051	32,778	228,789
Redeemed	(431,176)	(3,360,840)	(595,050)	(4,063,386)
	(175,652)	(1,352,929)	(129,236)	(793,186)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	32,612	257,484	53,195	372,895
Issued in reinvestment of distributions	4,183	32,584	1,418	9,913
Redeemed	(25,509)	(203,594)	(29,947)	(208,734)
	11,286	86,474	24,666	174,074
R Class/Shares Authorized	5,000,000		5,000,000
Sold	3,165	25,000	13,662	96,454
Issued in reinvestment of distributions	1,014	7,869	488	3,397
Redeemed	(1,386)	(10,992)	(9,996)	(68,745)
	2,793	21,877	4,154	31,106
Net increase (decrease)	35,184	$ 304,593	(67,699)	$(300,716)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	—	$28,051,601	—
Exchange-Traded Funds	$148,161	—	—
Temporary Cash Investments	—	141,601	—
Total Value of Investment Securities	$148,161	$28,193,202	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,167,896
Gross tax appreciation of investments	$3,967,851
Gross tax depreciation of investments	(794,384)
Net tax appreciation (depreciation) of investments	$3,173,467

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(7,057,874), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(6,210,901) expire in 2017 and the remaining losses are unlimited.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distribu-tions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$7.40	0.15	0.59	0.74	(0.24)	—	(0.24)	$7.90	9.91%	1.31	%(4)	1.31	%(4)	3.83	%(4)	3.83	%(4)	45%	$12,577
2012	$6.84	0.20	0.49	0.69	(0.13)	—	(0.13)	$7.40	10.25%	1.31%		1.31%		2.95%		2.95%		125%	$10,423
2011	$6.91	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$6.84	0.57%	1.31%		1.31%		1.85%		1.85%		30%	$9,391
2010	$7.33	0.11	(0.24)	(0.13)	(0.29)	—	(0.29)	$6.91	(1.82)%	1.32%		1.32%		1.66%		1.66%		26%	$7,272
2009	$5.47	0.11	1.88	1.99	(0.13)	—	(0.13)	$7.33	36.98%	1.31%		1.31%		2.34%		2.34%		16%	$7,062
2008	$11.48	0.19	(5.18)	(4.99)	(0.24)	(0.78)	(1.02)	$5.47	(47.43)%	1.31%		1.31%		2.20%		2.20%		4%	$2,512
Institutional Class
2013(3)	$7.39	0.17	0.57	0.74	(0.25)	—	(0.25)	$7.88	10.15%	1.11	%(4)	1.11	%(4)	4.03	%(4)	4.03	%(4)	45%	$350
2012	$6.84	0.23	0.47	0.70	(0.15)	—	(0.15)	$7.39	10.33%	1.11%		1.11%		3.15%		3.15%		125%	$235
2011	$6.90	0.15	(0.07)	0.08	(0.14)	—	(0.14)	$6.84	0.92%	1.11%		1.11%		2.05%		2.05%		30%	$244
2010	$7.34	0.13	(0.25)	(0.12)	(0.32)	—	(0.32)	$6.90	(1.69)%	1.12%		1.12%		1.86%		1.86%		26%	$1,456
2009	$5.48	0.18	1.82	2.00	(0.14)	—	(0.14)	$7.34	37.18%	1.11%		1.11%		2.54%		2.54%		16%	$1,627
2008	$11.50	0.21	(5.19)	(4.98)	(0.26)	(0.78)	(1.04)	$5.48	(47.32)%	1.11%		1.11%		2.40%		2.40%		4%	$23,847

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distribu-tions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$7.43	0.14	0.59	0.73	(0.22)	—	(0.22)	$7.94	9.87%	1.56	%(4)	1.56	%(4)	3.58	%(4)	3.58	%(4)	45%	$13,734
2012	$6.87	0.19	0.48	0.67	(0.11)	—	(0.11)	$7.43	9.91%	1.56%		1.56%		2.70%		2.70%		125%	$14,155
2011	$6.93	0.12	(0.08)	0.04	(0.10)	—	(0.10)	$6.87	0.45%	1.56%		1.56%		1.60%		1.60%		30%	$13,981
2010	$7.33	0.10	(0.24)	(0.14)	(0.26)	—	(0.26)	$6.93	(2.04)%	1.57%		1.57%		1.41%		1.41%		26%	$15,783
2009	$5.48	0.10	1.86	1.96	(0.11)	—	(0.11)	$7.33	36.40%	1.56%		1.56%		2.09%		2.09%		16%	$18,644
2008	$11.49	0.18	(5.20)	(5.02)	(0.21)	(0.78)	(0.99)	$5.48	(47.53)%	1.51%		1.56%		2.00%		1.95%		4%	$15,015
C Class
2013(3)	$7.40	0.11	0.59	0.70	(0.16)	—	(0.16)	$7.94	9.48%	2.31	%(4)	2.31	%(4)	2.83	%(4)	2.83	%(4)	45%	$1,604
2012	$6.84	0.13	0.49	0.62	(0.06)	—	(0.06)	$7.40	9.10%	2.31%		2.31%		1.95%		1.95%		125%	$1,412
2011	$6.90	0.06	(0.08)	(0.02)	(0.04)	—	(0.04)	$6.84	(0.31)%	2.31%		2.31%		0.85%		0.85%		30%	$1,137
2010	$7.25	0.05	(0.25)	(0.20)	(0.15)	—	(0.15)	$6.90	(2.85)%	2.32%		2.32%		0.66%		0.66%		26%	$1,039
2009	$5.42	0.05	1.85	1.90	(0.07)	—	(0.07)	$7.25	35.44%	2.31%		2.31%		1.34%		1.34%		16%	$869
2008	$11.37	0.12	(5.17)	(5.05)	(0.12)	(0.78)	(0.90)	$5.42	(47.93)%	2.31%		2.31%		1.20%		1.20%		4%	$337

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distribu-tions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$7.40	0.13	0.58	0.71	(0.20)	—	(0.20)	$7.91	9.63%	1.81	%(4)	1.81	%(4)	3.33	%(4)	3.33	%(4)	45%	$325
2012	$6.84	0.17	0.49	0.66	(0.10)	—	(0.10)	$7.40	9.67%	1.81%		1.81%		2.45%		2.45%		125%	$283
2011	$6.90	0.10	(0.08)	0.02	(0.08)	—	(0.08)	$6.84	0.20%	1.81%		1.81%		1.35%		1.35%		30%	$234
2010	$7.28	0.09	(0.25)	(0.16)	(0.22)	—	(0.22)	$6.90	(2.27)%	1.82%		1.82%		1.16%		1.16%		26%	$273
2009	$5.45	0.09	1.84	1.93	(0.10)	—	(0.10)	$7.28	35.90%	1.81%		1.81%		1.84%		1.84%		16%	$123
2008	$11.42	0.13	(5.14)	(5.01)	(0.18)	(0.78)	(0.96)	$5.45	(47.61)%	1.81%		1.81%		1.70%		1.70%		4%	$78

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

 See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78943 1307

SEMIANNUAL REPORT              MAY 31, 2013

NT Emerging Markets Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

              Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLKX	4.36%	18.78%	-3.42%	3.65%	5/12/06
MSCI Emerging Markets Growth Index	—	2.97%	17.93%	-1.45%	4.23%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class 1.55%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
Samsung Electronics Co. Ltd.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	2.7%
iShares MSCI Emerging Markets Index Fund	2.1%
Itau Unibanco Holding SA ADR	2.1%
Sberbank of Russia	2.0%
Ping An Insurance Group Co. H Shares	2.0%
Naspers Ltd. N Shares	2.0%
China Overseas Land & Investment Ltd.	1.8%
Magnit OJSC GDR	1.7%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	96.7%
Exchange-Traded Funds	2.1%
Total Equity Exposure	98.8%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.6)%

Investments by Country	% of net assets
China	15.9%
Taiwan	12.5%
South Korea	11.6%
Brazil	10.5%
Russia	7.0%
Mexico	5.7%
South Africa	5.5%
India	4.5%
Indonesia	4.4%
Thailand	4.4%
Turkey	4.2%
Hong Kong	2.4%
Other Countries	8.1%
Exchange-Traded Funds	2.1%
Cash and Equivalents*	1.2%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 - 5/31/13	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,043.60	$7.69	1.51%
Hypothetical
Institutional Class	$1,000	$1,017.40	$7.59	1.51%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 96.7%
BRAZIL — 10.5%
Anhanguera Educacional Participacoes SA	521,300	$3,190,888
BR Malls Participacoes SA	110,900	1,131,886
BR Properties SA	99,100	955,465
Brazil Pharma SA	211,800	1,236,110
CCR SA	232,900	2,105,212
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	41,420	2,036,207
Cia de Bebidas das Americas Preference Shares ADR	28,481	1,084,272
Grupo BTG Pactual	73,000	1,120,324
Hypermarcas SA	262,300	2,069,694
Itau Unibanco Holding SA ADR	302,604	4,551,170
Klabin SA Preference Shares	234,100	1,388,118
Marcopolo SA Preference Shares	332,200	2,067,525
		22,936,871
CHILE — 0.7%
SACI Falabella	141,268	1,604,101
CHINA — 15.9%
Brilliance China Automotive Holdings Ltd.(1)	1,194,000	1,358,088
China Communications Construction Co. Ltd. H Shares	1,305,000	1,209,221
China Liansu Group Holdings Ltd.	2,125,000	1,210,057
China Overseas Land & Investment Ltd.	1,316,000	3,858,516
China Railway Construction Corp. Ltd. H Shares	2,172,000	2,128,236
CNOOC Ltd.	1,396,000	2,454,642
ENN Energy Holdings Ltd.	328,000	1,841,625
Haier Electronics Group Co. Ltd.(1)	1,442,000	2,557,975
Hengan International Group Co. Ltd.	252,500	2,791,331
Industrial & Commercial Bank of China Ltd. H Shares	3,926,095	2,746,261
Kunlun Energy Co. Ltd.	1,288,000	2,453,819
Ping An Insurance Group Co. H Shares	602,000	4,412,568
Tencent Holdings Ltd.	151,000	5,963,488
		34,985,827
HONG KONG — 2.4%
AAC Technologies Holdings, Inc.	474,000	2,674,127
Xinyi Glass Holdings Ltd.	3,026,000	2,604,017
		5,278,144
INDIA — 4.5%
HDFC Bank Ltd.	272,762	3,382,542
ICICI Bank Ltd. ADR	57,723	2,595,803
Tata Global Beverages Ltd.	454,544	1,174,033
Tata Motors Ltd.	486,046	2,674,756
		9,827,134
INDONESIA — 4.4%
PT AKR Corporindo Tbk	3,260,500	1,776,990
PT Bank Rakyat Indonesia (Persero) Tbk	2,384,000	2,160,872
PT Matahari Department Store Tbk(1)	1,758,500	2,333,869
PT Semen Gresik (Persero) Tbk	1,854,000	3,396,738
		9,668,469
MALAYSIA — 1.1%
Axiata Group Bhd	1,141,700	2,496,960
MEXICO — 5.7%
Alfa SAB de CV, Series A	501,684	1,187,638
Alsea SAB de CV	753,299	2,111,648
Cemex SAB de CV ADR(1)	205,309	2,361,054
Fomento Economico Mexicano SAB de CV ADR	14,632	1,588,889
Grupo Financiero Banorte SAB de CV	251,914	1,610,460
Grupo Mexico SAB de CV	377,089	1,248,282
Promotora y Operadora de Infraestructura SAB de CV(1)	272,951	2,490,645
		12,598,616
PANAMA — 1.0%
Copa Holdings SA Class A	16,443	2,159,295
PERU — 1.8%
Credicorp Ltd.	15,304	2,106,137
Southern Copper Corp.	60,781	1,893,328
		3,999,465
PHILIPPINES — 0.4%
Bloomberry Resorts Corp.(1)	3,327,100	950,381
POLAND — 1.7%
Eurocash SA	104,912	2,080,799
Powszechny Zaklad Ubezpieczen SA	11,938	1,661,257
		3,742,056

8

Shares	Value

RUSSIA — 7.0%
Eurasia Drilling Co. Ltd. GDR	58,748	$2,411,451
Magnit OJSC GDR	69,002	3,713,012
Mail.ru Group Ltd. GDR	55,387	1,542,776
Mobile Telesystems OJSC ADR	83,069	1,600,740
NovaTek OAO GDR	15,949	1,772,424
Sberbank of Russia	1,436,490	4,423,273
		15,463,676
SOUTH AFRICA — 5.5%
Aspen Pharmacare Holdings Ltd.	112,885	2,325,894
Clicks Group Ltd.	224,057	1,323,743
Discovery Holdings Ltd.	314,938	2,529,488
Mr Price Group Ltd.	119,860	1,519,397
Naspers Ltd. N Shares	58,512	4,299,229
		11,997,751
SOUTH KOREA — 11.6%
GSretail Co. Ltd.	26,220	674,890
LG Household & Health Care Ltd.	4,001	2,202,603
Orion Corp.	1,215	1,163,439
Paradise Co. Ltd.	114,635	2,441,815
Samsung Electronics Co. Ltd.	13,501	18,207,101
Viatron Technologies, Inc.(1)	41,510	710,315
		25,400,163
TAIWAN — 12.5%
Chailease Holding Co. Ltd.	1,050,456	3,147,311
Ginko International Co. Ltd.	84,000	1,419,105
Hon Hai Precision Industry Co. Ltd.	408	1,038
MediaTek, Inc.	225,000	2,775,161
Merida Industry Co. Ltd.	426,000	2,725,360
Pegatron Corp.(1)	832,000	1,497,622
Taiwan Semiconductor Manufacturing Co. Ltd.	3,499,774	12,730,302
TPK Holding Co. Ltd.	158,000	3,117,509
		27,413,408
THAILAND — 4.4%
Kasikornbank PCL NVDR	394,000	2,522,270
Minor International PCL	2,740,000	2,431,040
Siam Cement PCL NVDR	183,600	2,820,648
Thai Beverage PCL	3,461,000	1,786,335
		9,560,293
TURKEY — 4.2%
BIM Birlesik Magazalar AS	30,118	1,418,958
Pegasus Hava Tasimaciligi AS(1)	117,445	1,314,004
TAV Havalimanlari Holding AS(1)	327,868	2,058,270
Tofas Turk Otomobil Fabrikasi	168,932	1,265,219
Turkiye Garanti Bankasi AS	299,428	1,536,798
Turkiye Halk Bankasi AS	154,188	1,639,899
		9,233,148
TURKMENISTAN — 0.7%
Dragon Oil plc	166,623	1,577,492
UNITED KINGDOM — 0.7%
Petrofac Ltd.	77,559	1,585,819
TOTAL COMMON STOCKS (Cost $174,614,990)		212,479,069
Exchange-Traded Funds — 2.1%
iShares MSCI Emerging Markets Index Fund (Cost $4,594,174)	111,730	4,604,393
Temporary Cash Investments — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $757,988), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $743,823)		743,820
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $2,283,601), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $2,240,143)		2,240,141
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $858,304), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $840,312)		840,311
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,824,272)		3,824,272
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $183,033,436)		220,907,734
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,244,615)
TOTAL NET ASSETS — 100.0%		$219,663,119

9

Market Sector Diversification
(as a % of net assets)
Information Technology	22.4%
Financials	21.9%
Consumer Discretionary	16.2%
Consumer Staples	11.4%
Industrials	8.9%
Materials	6.0%
Energy	5.5%
Telecommunication Services	1.8%
Health Care	1.8%
Utilities	0.8%
Exchange-Traded Funds	2.1%
Cash and Equivalents*	1.2%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depositary Receipt

OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $183,033,436)	$220,907,734
Foreign currency holdings, at value (cost of $541,011)	540,380
Receivable for investments sold	3,187,830
Receivable for capital shares sold	120,635
Dividends and interest receivable	605,295
Other assets	13,857
225,375,731

Liabilities
Payable for investments purchased	5,423,711
Accrued management fees	286,712
Accrued foreign taxes	2,189
5,712,612

Net Assets	$219,663,119

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	21,039,552

Net Asset Value Per Share	$10.44

Net Assets Consist of:
Capital (par value and paid-in surplus)	$189,408,262
Disbursements in excess of net investment income	(69,254)
Accumulated net realized loss	(7,542,806)
Net unrealized appreciation	37,866,917
$219,663,119

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $163,947)	$1,820,318
Interest	1,426
1,821,744

Expenses:
Management fees	1,512,087
Directors’ fees and expenses	3,514
1,515,601

Net investment income (loss)	306,143

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,057,761
Foreign currency transactions	(172,419)
4,885,342

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $21,538)	1,934,163
Translation of assets and liabilities in foreign currencies	(1,539)
1,932,624

Net realized and unrealized gain (loss)	6,817,966

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,124,109

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$306,143	$747,069
Net realized gain (loss)	4,885,342	(6,733,807)
Change in net unrealized appreciation (depreciation)	1,932,624	24,065,421
Net increase (decrease) in net assets resulting from operations	7,124,109	18,078,683

Distributions to Shareholders
From net investment income	(935,022)	(117,035)

Capital Share Transactions
Proceeds from shares sold	46,694,044	53,518,080
Proceeds from reinvestment of distributions	935,022	117,035
Payments for shares redeemed	(3,432,213)	(22,001,108)
Net increase (decrease) in net assets from capital share transactions	44,196,853	31,634,007

Net increase (decrease) in net assets	50,385,940	49,595,655

Net Assets
Beginning of period	169,277,179	119,681,524
End of period	$219,663,119	$169,277,179

Undistributed (disbursements in excess of) net investment income	$(69,254)	$559,625

Transactions in Shares of the Fund
Sold	4,427,220	5,791,249
Issued in reinvestment of distributions	90,253	12,216
Redeemed	(327,284)	(2,338,214)
Net increase (decrease) in shares of the fund	4,190,189	3,465,251

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale

14

of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.05% to 1.65%. The effective annual management fee for the six months ended May 31, 2013 was 1.51%.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $105,169,347 and $64,844,573, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$21,976,895	$190,502,174	—
Exchange-Traded Funds	4,604,393	—	—
Temporary Cash Investments	—	3,824,272	—
Total Value of Investment Securities	$26,581,288	$194,326,446	—

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$184,452,943
Gross tax appreciation of investments	$39,384,056
Gross tax depreciation of investments	(2,929,265)
Net tax appreciation (depreciation) of investments	$36,454,791

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(10,431,868), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,146,451) expire in 2017 and the remaining losses are unlimited.

As of November 30, 2012, the fund had post-October capital loss deferrals of $(310,905), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2013(3)	$10.05	0.02	0.42	0.44	(0.05)	—	(0.05)	$10.44	4.36%	1.51	%(4)	0.31	%(4)	33%	$219,663
2012	$8.94	0.05	1.07	1.12	(0.01)	—	(0.01)	$10.05	12.51%	1.54%		0.50%		101%	$169,277
2011	$10.24	0.04	(1.34)	(1.30)	—	—	—	$8.94	(12.70)%	1.52%		0.37%		87%	$119,682
2010	$8.86	0.02	1.37	1.39	(0.01)	—	(0.01)	$10.24	15.73%	1.52%		0.19%		94%	$91,110
2009	$5.12	0.02	3.74	3.76	(0.02)	—	(0.02)	$8.86	73.87%	1.57%		0.36%		158%	$60,311
2008	$16.19	0.11	(8.52)	(8.41)	(0.20)	(2.46)	(2.66)	$5.12	(61.75)%	1.52%		1.17%		157%	$20,715

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

19

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available upon request by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78939 1307

SEMIANNUAL REPORT              MAY 31, 2013

NT International Growth Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally Since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended May 31, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the U.S. presidential election and federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by central banks encouraged investors world-wide to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

In this environment, U.S. small-cap, mid-cap, and value stock indices achieved performance leadership for the reporting period, outpacing the S&P 500 Index’s 16.43% return. Broad non-U.S. equity index returns were also generally favorable in dollar terms, but not quite as strong as the U.S. indices—the MSCI EAFE Index advanced 11.39%.

In the global bond markets, rising interest rates and improvements in the relative value of the U.S. dollar in currency exchanges had a generally negative impact on unhedged non-U.S. fixed income returns. In the U.S. bond market, high-yield corporate bond indices achieved performance leadership while Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned –3.36%, according to Barclays, as its yield rose over half a percentage point, from 1.62% to 2.13%.

Under the influence of aggressive monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	Since Inception	Inception Date
Institutional Class	ACLNX	10.69%	30.51%	-0.65%	2.60%	5/12/06
MSCI EAFE Index	—	11.39%	31.62%	-1.60%	1.05%	—
MSCI EAFE Growth Index	—	11.50%	29.20%	-1.15%	1.89%	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Institutional Class 1.09%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2013
Top Ten Holdings	% of net assets
Roche Holding AG	2.2%
Toyota Motor Corp.	2.1%
Sanofi	1.9%
Unilever plc	1.7%
ASML Holding NV	1.6%
Novartis AG	1.6%
Muenchener Rueckversicherungs AG	1.4%
Nestle SA	1.4%
European Aeronautic Defence and Space Co. NV	1.4%
BHP Billiton Ltd.	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.5%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.6%

Investments by Country	% of net assets
United Kingdom	18.1%
Japan	17.1%
France	11.4%
Switzerland	9.2%
Germany	7.7%
Australia	4.9%
Sweden	3.1%
Denmark	2.6%
Hong Kong	2.3%
Netherlands	2.0%
Other Countries	20.1%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period(1) 12/1/12 – 5/31/13	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,106.90	$5.41	1.03%
Hypothetical
Institutional Class	$1,000	$1,019.80	$5.19	1.03%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.5%
AUSTRALIA — 4.9%
BHP Billiton Ltd.	258,200	$ 8,414,445
Coca-Cola Amatil Ltd.	286,851	3,527,099
Commonwealth Bank of Australia	90,158	5,711,213
CSL Ltd.	74,205	4,206,650
Iluka Resources Ltd.	214,490	2,267,890
James Hardie Industries SE	303,078	2,863,378
Treasury Wine Estates Ltd.	643,346	3,718,163
		30,708,838
AUSTRIA — 0.5%
Erste Group Bank AG	89,115	2,827,532
BELGIUM — 1.4%
Anheuser-Busch InBev NV	72,938	6,723,406
Umicore SA	44,931	2,132,632
		8,856,038
BRAZIL — 0.2%
BR Malls Participacoes SA	136,600	1,394,190
CANADA — 1.1%
Canadian Pacific Railway Ltd.	52,711	7,008,135
CHINA — 0.4%
Haier Electronics Group Co. Ltd.(1)	733,000	1,300,274
Tencent Holdings Ltd.	36,000	1,421,759
		2,722,033
DENMARK — 2.6%
Christian Hansen Holding A/S	126,068	4,492,560
Coloplast A/S B Shares	58,399	3,321,055
Novo Nordisk A/S B Shares	50,502	8,107,614
		15,921,229
FINLAND — 1.6%
Kone Oyj	62,395	5,485,165
Sampo A Shares	112,418	4,546,700
		10,031,865
FRANCE — 11.4%
BNP Paribas SA	91,459	5,331,031
Carrefour SA	201,503	5,868,398
Cie Generale d’Optique Essilor International SA	33,031	3,599,777
Danone SA	60,270	4,427,302
Dassault Systemes SA	39,729	4,996,269
European Aeronautic Defence and Space Co. NV	154,261	8,782,269
L’Oreal SA	42,574	7,137,078
Pernod-Ricard SA	31,742	3,811,773
Publicis Groupe SA	58,062	4,128,302
Sanofi	110,569	11,627,911
Schneider Electric SA	73,668	5,765,098
SES SA	43,221	1,274,073
Technip SA	41,401	4,573,073
		71,322,354
GERMANY — 7.7%
adidas AG	38,048	4,131,345
BASF SE	58,469	5,713,209
Bayer AG	32,240	3,468,040
Brenntag AG	11,240	1,713,410
Continental AG	30,621	4,039,507
Daimler AG	50,060	3,209,827
Henkel AG & Co. KGaA Preference Shares	44,141	4,273,742
Kabel Deutschland Holding AG	51,626	4,886,619
Muenchener Rueckversicherungs AG	47,158	8,827,816
SAP AG	64,134	4,884,833
Sky Deutschland AG(1)	448,516	3,001,193
		48,149,541
HONG KONG — 2.3%
AIA Group Ltd.	1,157,100	5,106,345
BOC Hong Kong Holdings Ltd.	1,090,000	3,599,996
Link Real Estate Investment Trust (The)	417,107	2,149,579
Sands China Ltd.	706,800	3,749,668
		14,605,588
INDIA — 0.8%
Idea Cellular Ltd.(1)	677,890	1,577,715
Tata Motors Ltd. ADR	131,313	3,601,916
		5,179,631
INDONESIA — 0.8%
PT Bank Mandiri (Persero) Tbk	4,981,250	4,942,764
IRELAND — 1.9%
Bank of Ireland(1)	20,574,859	4,899,993
Ryanair Holdings plc ADR	139,015	6,789,493
		11,689,486
ITALY — 1.8%
ENI SpA	145,424	3,288,395
Luxottica Group SpA	72,984	3,741,949
Prada SpA	460,400	4,415,143
		11,445,487

8

Shares	Value

JAPAN — 17.1%
Daikin Industries Ltd.	125,600	$ 5,445,089
Daito Trust Construction Co. Ltd.	38,400	3,579,295
FANUC Corp.	24,400	3,605,869
Fast Retailing Co. Ltd.	7,100	2,387,200
Fuji Heavy Industries Ltd.	254,000	5,704,091
KDDI Corp.	143,872	6,502,226
Kubota Corp.	422,000	6,285,393
Mitsubishi Corp.	239,000	4,161,213
Mitsubishi Estate Co. Ltd.	253,000	6,212,467
Mitsubishi Heavy Industries Ltd.	910,000	5,577,819
Mizuho Financial Group, Inc.	1,921,200	3,635,104
Murata Manufacturing Co. Ltd.	55,100	4,179,285
ORIX Corp.	638,400	8,392,520
Rakuten, Inc.	478,327	5,301,829
Shin-Etsu Chemical Co. Ltd.	67,300	4,232,296
Sysmex Corp.	64,800	4,234,503
Toshiba Corp.	803,000	3,793,371
Toyota Motor Corp.	220,600	13,012,643
Unicharm Corp.	81,400	4,552,456
Yahoo Japan Corp.	12,586	5,722,455
		106,517,124
MEXICO — 0.7%
Cemex SAB de CV ADR(1)	384,477	4,421,486
NETHERLANDS — 2.0%
Akzo Nobel NV	43,229	2,759,984
ASML Holding NV	119,844	9,881,877
		12,641,861
NORWAY — 1.9%
DNB ASA	195,653	3,150,638
Petroleum Geo-Services ASA	323,230	4,777,549
Telenor ASA	187,844	3,931,097
		11,859,284
PORTUGAL — 0.7%
Jeronimo Martins SGPS SA	194,404	4,134,089
RUSSIA — 0.9%
Magnit OJSC GDR	99,010	5,327,749
SOUTH KOREA — 1.0%
Samsung Electronics Co. Ltd.	4,532	6,111,739
SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	273,061	2,560,046
Grifols SA(1)	137,940	5,047,890
Inditex SA	31,143	3,860,037
		11,467,973
SWEDEN — 3.1%
SKF AB B Shares	80,440	1,941,062
Svenska Cellulosa AB B Shares	236,465	5,874,548
Telefonaktiebolaget LM Ericsson B Shares	430,313	5,032,851
Volvo AB B Shares	444,870	6,490,210
		19,338,671
SWITZERLAND — 9.2%
Adecco SA	80,594	4,479,083
Cie Financiere Richemont SA	56,840	4,995,980
Holcim Ltd.	44,636	3,464,251
Nestle SA	133,172	8,787,604
Novartis AG	135,891	9,737,369
Roche Holding AG	56,504	13,981,367
Syngenta AG	18,044	7,080,545
UBS AG	292,015	5,079,016
		57,605,215
TAIWAN — 1.4%
HTC Corp.	262,000	2,400,246
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	336,351	6,276,309
		8,676,555
THAILAND — 0.5%
Kasikornbank PCL NVDR	502,200	3,214,934
TURKEY — 0.7%
Turkiye Garanti Bankasi AS	792,274	4,066,304
UNITED KINGDOM — 18.1%
ARM Holdings plc	312,749	4,565,660
Ashtead Group plc	480,533	4,508,926
Associated British Foods plc	130,603	3,565,486
BG Group plc	432,321	7,868,180
Burberry Group plc	181,074	3,946,582
Capita Group plc (The)	516,852	7,529,977
Compass Group plc	254,238	3,336,770
Experian plc	258,944	4,754,836
HSBC Holdings plc (Hong Kong)	735,270	8,060,588
InterContinental Hotels Group plc	101,758	2,932,407
Kingfisher plc	643,160	3,365,626
Lloyds Banking Group plc(1)	6,818,600	6,256,954
National Grid plc	303,830	3,594,700
Rio Tinto plc	116,216	5,014,330
Rolls-Royce Holdings plc	330,940	5,985,361
Rolls-Royce Holdings plc Preference Shares(1)	39,381,860	59,837
Schroders plc	179,684	6,377,827
Standard Chartered plc	156,391	3,596,239

9

Shares	Value

Telecity Group plc	297,253	$ 4,370,275
Unilever plc	258,238	10,854,875
Whitbread plc	156,189	6,770,174
Wolseley plc	108,462	5,495,711
		112,811,321
TOTAL COMMON STOCKS (Cost $503,643,651)		614,999,016
Temporary Cash Investments — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.875%, 12/31/16, valued at $1,111,151), in a joint trading account at 0.05%, dated 5/31/13, due 6/3/13 (Delivery value $1,090,388)		1,090,383
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $3,347,582), in a joint trading account at 0.01%, dated 5/31/13, due 6/3/13 (Delivery value $3,283,876)		3,283,873
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $1,258,207), in a joint trading account at 0.02%, dated 5/31/13, due 6/3/13 (Delivery value $1,231,826)		1,231,824
SSgA U.S. Government Money Market Fund	6	6
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,606,086)		5,606,086
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $509,249,737)		620,605,102
OTHER ASSETS AND LIABILITIES — 0.6%		3,458,051
TOTAL NET ASSETS — 100.0%		$624,063,153

Market Sector Diversification
(as a % of net assets)
Financials	18.2%
Industrials	16.4%
Consumer Discretionary	15.5%
Consumer Staples	12.3%
Health Care	10.9%
Information Technology	10.2%
Materials	9.3%
Energy	3.3%
Telecommunication Services	1.8%
Utilities	0.6%
Cash and Equivalents*	1.5%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depositary Receipt

OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $509,249,737)	$620,605,102
Foreign currency holdings, at value (cost of $688,792)	686,963
Receivable for investments sold	4,616,580
Receivable for capital shares sold	149,675
Dividends and interest receivable	2,309,171
Other assets	13,542
628,381,033

Liabilities
Payable for investments purchased	3,765,028
Accrued management fees	552,852
4,317,880

Net Assets	$624,063,153

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	250,000,000
Shares outstanding	57,577,747

Net Asset Value Per Share	$10.84

Net Assets Consist of:
Capital (par value and paid-in surplus)	$507,689,902
Undistributed net investment income	4,034,613
Undistributed net realized gain	1,026,411
Net unrealized appreciation	111,312,227
$624,063,153

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,152,734)	$ 9,017,012
Interest	2,476
9,019,488

Expenses:
Management fees	2,946,564
Directors’ fees and expenses	10,000
Other expenses	789
2,957,353

Net investment income (loss)	6,062,135

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,654,721
Foreign currency transactions	(121,139)
20,533,582

Change in net unrealized appreciation (depreciation) on:
Investments	28,803,229
Translation of assets and liabilities in foreign currencies	(50,599)
28,752,630

Net realized and unrealized gain (loss)	49,286,212

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,348,347

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2012
Increase (Decrease) in Net Assets	May 31, 2013	November 30, 2012
Operations
Net investment income (loss)	$ 6,062,135	$ 6,286,503
Net realized gain (loss)	20,533,582	(637,474)
Change in net unrealized appreciation (depreciation)	28,752,630	56,958,632
Net increase (decrease) in net assets resulting from operations	55,348,347	62,607,661

Distributions to Shareholders
From net investment income	(7,491,880)	(3,008,478)

Capital Share Transactions
Proceeds from shares sold	89,869,292	163,598,680
Proceeds from reinvestment of distributions	7,491,880	3,008,478
Payments for shares redeemed	(9,118,885)	(83,476,339)
Net increase (decrease) in net assets from capital share transactions	88,242,287	83,130,819

Net increase (decrease) in net assets	136,098,754	142,730,002

Net Assets
Beginning of period	487,964,399	345,234,397
End of period	$624,063,153	$487,964,399

Undistributed net investment income	$4,034,613	$5,464,358

Transactions in Shares of the Fund
Sold	8,619,091	18,127,301
Issued in reinvestment of distributions	741,776	361,162
Redeemed	(849,613)	(9,060,882)
Net increase (decrease) in shares of the fund	8,511,254	9,427,581

See Notes to Financial Statements.

13

Notes to Financial Statements

May 31, 2013 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.90% to 1.30%. The effective annual management fee for the six months ended May 31, 2013 was 1.03%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2013 were $301,123,812 and $226,824,167, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$21,089,204	$593,909,812	—
Temporary Cash Investments	6	5,606,080	—
Total Value of Investment Securities	$21,089,210	$599,515,892	—

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6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$514,692,552
Gross tax appreciation of investments	$111,264,538
Gross tax depreciation of investments	(5,351,988)
Net tax appreciation (depreciation) of investments	$105,912,550

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2012, the fund had accumulated short-term capital losses of $(13,632,214), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,278,098) expire in 2017 and the remaining losses are unlimited.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2013(3)	$9.94	0.11	0.94	1.05	(0.15)	—	(0.15)	$10.84	10.69%	1.03	%(4)	2.11	%(4)	40%	$624,063
2012	$8.71	0.13	1.17	1.30	(0.07)	—	(0.07)	$9.94	15.13%	1.08%		1.47%		93%	$487,964
2011	$9.11	0.10	(0.41)	(0.31)	(0.09)	—	(0.09)	$8.71	(3.47)%	1.12%		1.04%		77%	$345,234
2010	$8.61	0.08	0.54	0.62	(0.12)	—	(0.12)	$9.11	7.28%	1.14%		0.95%		85%	$250,218
2009	$6.29	0.10	2.33	2.43	(0.11)	—	(0.11)	$8.61	39.09%	1.18%		1.41%		132%	$163,476
2008	$12.72	0.16	(6.18)	(6.02)	(0.12)	(0.29)	(0.41)	$6.29	(48.82)%	1.12%		1.62%		119%	$55,860

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

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Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available upon request by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78940 1307

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 30, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2013